UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

   INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD:  DECEMBER 31, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--59.4%
                     Consumer Discretionary--10.6%
           39,400    bebe stores, inc.                                                 $779,726
           28,200  * Blockbuster, Inc. - Class "A"                                      149,178
           53,350    CBS Corporation - Class "B"                                      1,663,453
           74,100    Clear Channel Communications, Inc.                               2,633,514
           53,800  * Cost Plus, Inc.                                                    554,140
           75,600    Dollar General Corporation                                       1,214,136
           67,200  * Eddie Bauer Holdings, Inc.                                         608,832
           73,000    Foot Locker, Inc.                                                1,600,890
           13,700    Genuine Parts Company                                              649,791
          108,100    H&R Block, Inc.                                                  2,490,624
           46,800    Home Depot, Inc.                                                 1,879,488
            1,055  * Idearc, Inc.                                                        30,226
           14,800    J.C. Penney Company, Inc.                                        1,144,928
           27,000    Jones Apparel Group, Inc.                                          902,610
           11,200    Journal Register Company                                            81,760
           30,800    Kenneth Cole Productions, Inc. - Class "A"                         738,892
           41,400    Leggett & Platt, Inc.                                              989,460
           58,000  * Lincoln Educational Services Corporation                           782,420
           57,500    McDonald's Corporation                                           2,548,975
           69,000  * Morgans Hotel Group Company                                      1,168,170
           55,100    Movado Group, Inc.                                               1,597,900
           57,500    Newell Rubbermaid, Inc.                                          1,664,625
           63,800    Orient-Express Hotels, Ltd.                                      3,019,016
           14,700    Polo Ralph Lauren Corporation - Class "A"                        1,141,602
           73,200  * Quiksilver, Inc.                                                 1,152,900
           80,100    RadioShack Corporation                                           1,344,078
           21,300    Sherwin-Williams Company                                         1,354,254
           21,400  * Steiner Leisure, Ltd.                                              973,700
           30,250  * Viacom, Inc. - Class "B"                                         1,241,158
          135,200    Westwood One, Inc.                                                 954,512
           51,560  * Wyndham Worldwide Corporation                                    1,650,951
-----------------------------------------------------------------------------------------------
                                                                                     38,705,909
-----------------------------------------------------------------------------------------------
                     Consumer Staples--4.2%
           41,400    Altria Group, Inc.                                               3,552,948
           40,000    Avon Products, Inc.                                              1,321,600
           30,400  * Chattem, Inc.                                                    1,522,432
           14,100    Coca-Cola Company                                                  680,325
           44,400    CVS Corporation                                                  1,372,404
          100,000    Nu Skin Enterprises, Inc. - Class "A"                            1,823,000
           13,400    PepsiCo, Inc.                                                      838,170
           34,300  * Prestige Brands Holdings, Inc.                                     446,586
           20,800    Procter & Gamble Company                                         1,336,816
           25,655    Tootsie Roll Industries, Inc.                                      838,918
           24,200    Wal-Mart Stores, Inc.                                            1,117,556
           15,100    WD-40 Company                                                      526,537
-----------------------------------------------------------------------------------------------
                                                                                     15,377,292
-----------------------------------------------------------------------------------------------
                     Energy-4.7%
           16,000    Anadarko Petroleum Corporation                                     696,320
              230  * Aventine Renewable Energy Holdings, Inc.                             5,419
            1,000  * Cal Dive International, Inc.                                        12,550
           26,950    Chesapeake Energy Corporation                                      782,897
           24,200    ConocoPhillips                                                   1,741,190
           30,800    ExxonMobil Corporation                                           2,360,204
            5,600  * Houston Exploration Company                                        289,968
            1,897    Hugoton Royalty Trust                                               46,666
            4,393    Marathon Oil Corporation                                           406,353
           21,500    Noble Corporation                                                1,637,225
           25,000  * North American Energy Partners, Inc.                               407,000
           36,400    Sasol, Ltd. (ADR)                                                1,343,160
           40,100    Suncor Energy, Inc.                                              3,164,291
           19,300  * Swift Energy Company                                               864,833
           26,700  * Transocean, Inc.                                                 2,159,763
           32,266    XTO Energy, Inc.                                                 1,518,115
-----------------------------------------------------------------------------------------------
                                                                                     17,435,954
-----------------------------------------------------------------------------------------------
                     Financials--9.3%
           13,900    American Express Company                                           843,313
           26,700    American International Group, Inc.                               1,913,322
            2,780    Ameriprise Financial, Inc.                                         151,510
           34,700    Astoria Financial Corporation                                    1,046,552
           40,100    Bank of America Corporation                                      2,140,939
           40,000    Brookline Bancorp, Inc.                                            526,800
           15,592    Capital One Financial Corporation                                1,197,777
           35,600    Citigroup, Inc.                                                  1,982,920
           53,100    Colonial BancGroup, Inc.                                         1,366,794
           26,950  * First Mercury Financial Corporation                                633,864
           11,924    Hartford Financial Services Group, Inc.                          1,112,628
           47,300    JPMorgan Chase & Company                                         2,284,590
           17,400    Lehman Brothers Holdings, Inc.                                   1,359,288
           20,000    Merrill Lynch & Company, Inc.                                    1,862,000
           23,900    Morgan Stanley                                                   1,946,177
           53,500    New York Community Bancorp, Inc.                                   861,350
           66,500    NewAlliance Bancshares, Inc.                                     1,090,600
           13,300    Plum Creek Timber Company, Inc. (REIT)                             530,005
           32,100    South Financial Group, Inc.                                        853,539
           59,475    Sovereign Bancorp, Inc.                                          1,510,071
           17,400    SunTrust Banks, Inc.                                             1,469,430
           54,100    U.S. Bancorp                                                     1,957,879
           38,445    U.S.B. Holding Company, Inc.                                       926,525
           26,700    Wachovia Corporation                                             1,520,565
           35,600    Washington Mutual, Inc.                                          1,619,444
           37,500    Wells Fargo & Company                                            1,333,500
-----------------------------------------------------------------------------------------------
                                                                                     34,041,382
-----------------------------------------------------------------------------------------------
                     Health Care--6.9%
           43,800    Abbott Laboratories                                              2,133,498
           21,400    Aetna, Inc.                                                        924,052
           12,500  * Amgen, Inc.                                                        853,875
            6,000    Baxter International, Inc.                                         278,340
           28,200    Biomet, Inc.                                                     1,163,814
           26,900  * Boston Scientific Corporation                                      462,142
            5,500  * Genentech, Inc.                                                    446,215
            9,800  * Hospira, Inc.                                                      329,084
           43,100    Johnson & Johnson                                                2,845,462
           13,400  * Laboratory Corporation of America Holdings                         984,498
           20,000    Medtronic, Inc.                                                  1,070,200
           21,200    Merck & Company, Inc.                                              924,320
           13,400  * Momenta Pharmaceuticals, Inc.                                      210,782
          116,080    Pfizer, Inc.                                                     3,006,472
           36,000    Sanofi-Aventis (ADR)                                             1,662,120
           47,000  * St. Jude Medical, Inc.                                           1,718,320
           26,800  * Thermo Fisher Scientific, Inc.                                   1,213,772
           23,400  * Triad Hospitals, Inc.                                              978,822
           28,200  * TriZetto Group, Inc.                                               518,034
           14,850    UnitedHealth Group, Inc.                                           797,890
            6,400  * Waters Corporation                                                 313,408
           46,600    Wyeth                                                            2,372,872
-----------------------------------------------------------------------------------------------
                                                                                     25,207,992
-----------------------------------------------------------------------------------------------
                     Industrials--9.0%
           43,900    3M Company                                                       3,421,127
            7,700  * Aegean Marine Petroleum Network, Inc.                              126,280
           24,000    Alexander & Baldwin, Inc.                                        1,064,160
           40,100  * Altra Holdings, Inc.                                               563,405
           28,230    Avis Budget Group, Inc.                                            612,309
           49,200    Barnes Group, Inc.                                               1,070,100
           27,550  * BE Aerospace, Inc.                                                 707,484
           25,100    Burlington Northern Santa Fe Corporation                         1,852,631
            1,700  * Canadian Solar, Inc.                                                17,816
            9,900    Eaton Corporation                                                  743,886
           63,800  * Gardner Denver, Inc.                                             2,380,378
           11,000  * Genlyte Group, Inc.                                                859,210
           12,400    Harsco Corporation                                                 943,640
           52,600    Honeywell International, Inc.                                    2,379,624
           32,900    Illinois Tool Works, Inc.                                        1,519,651
           75,600    Knoll, Inc.                                                      1,663,200
           14,800    Lockheed Martin Corporation                                      1,362,636
           53,600  * Navigant Consulting, Inc.                                        1,059,136
           24,200    Northrop Grumman Corporation                                     1,638,340
           42,000  * PGT, Inc.                                                          531,300
           32,600  * Pinnacle Airlines Corporation                                      549,310
           26,100    Precision Castparts Corporation                                  2,043,108
           13,500    Steelcase, Inc. - Class "A"                                        245,160
           40,100    TAL International Group , Inc.                                   1,070,269
           52,200    Tyco International, Ltd.                                         1,586,880
           46,500    United Technologies Corporation                                  2,907,180
-----------------------------------------------------------------------------------------------
                                                                                     32,918,220
-----------------------------------------------------------------------------------------------
                     Information Technology--10.2%
            7,200    Amphenol Corporation - Class "A"                                   446,976
           48,000  * Arris Group, Inc.                                                  600,480
            4,100  * CACI International, Inc. - Class "A"                               231,650
           80,100  * Cisco Systems, Inc.                                              2,189,133
           65,800  * Electronics for Imaging, Inc.                                    1,748,964
          110,900  * EMC Corporation                                                  1,463,880
           81,100  * Entrust, Inc.                                                      346,297
           32,176    First Data Corporation                                             821,131
           38,900    Harris Corporation                                               1,783,954
           43,900    Hewlett-Packard Company                                          1,808,241
           49,100    Intel Corporation                                                  994,275
           30,700    International Business Machines Corporation                      2,982,505
           40,000  * International Rectifier Corporation                              1,541,200
           13,400  * Komag, Inc.                                                        507,592
           93,800    Microsoft Corporation                                            2,800,868
           73,300    Motorola, Inc.                                                   1,507,048
           27,000  * NCI, Inc. - Class "A"                                              412,830
           53,300    Nokia Corporation - Class "A" (ADR)                              1,083,056
           31,900  * OmniVision Technologies, Inc.                                      435,435
           95,200  * Openwave Systems, Inc.                                             878,696
           67,100  * Parametric Technology Corporation                                1,209,142
           29,400  * Paxar Corporation                                                  677,964
          100,000  * Powerwave Technologies, Inc.                                       645,000
           36,000    QUALCOMM, Inc.                                                   1,360,440
          107,300  * Silicon Image, Inc.                                              1,364,856
           96,100  * Smart Modular Technologies (WWH), Inc.                           1,293,506
           61,700  * Symantec Corporation                                             1,286,445
          105,900  * TIBCO Software, Inc.                                               999,696
           25,000  * Varian Semiconductor Equipment Associates, Inc.                  1,138,000
           37,400  * VeriSign, Inc.                                                     899,470
           32,076    Western Union Company                                              719,144
           47,800    Xilinx, Inc.                                                     1,138,118
-----------------------------------------------------------------------------------------------
                                                                                     37,315,992
-----------------------------------------------------------------------------------------------
                     Materials--3.4%
           16,000    Ashland, Inc.                                                    1,106,880
           80,300    Celanese Corporation                                             2,078,164
           13,300    Commercial Metals Company                                          343,140
           28,400    Dow Chemical Company                                             1,134,296
           16,900    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                   941,837
           33,200    Lubrizol Corporation                                             1,664,316
           13,800    PPG Industries, Inc.                                               886,098
           18,900    Praxair, Inc.                                                    1,121,337
           53,000    RPM International, Inc.                                          1,107,170
            6,500    Scotts Miracle-Gro Company - Class "A"                             335,725
           37,400    Temple-Inland, Inc.                                              1,721,522
-----------------------------------------------------------------------------------------------
                                                                                     12,440,485
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--.6%
           44,100    AT&T, Inc.                                                       1,576,575
           20,100    Verizon Communications, Inc.                                       748,524
-----------------------------------------------------------------------------------------------
                                                                                      2,325,099
-----------------------------------------------------------------------------------------------
                     Utilities--.5%
           30,800    Atmos Energy Corporation                                           982,828
           20,100    Consolidated Edison, Inc.                                          966,207
-----------------------------------------------------------------------------------------------
                                                                                      1,949,035
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $163,328,014)                                    217,717,360
-----------------------------------------------------------------------------------------------
                     CORPORATE BONDS--11.7%
                     Aerospace/Defense--.3%
             $500    Boeing Co., 7.25%, 2025                                            595,724
              500    Precision Castparts Corp., 5.6%, 2013                              495,616
-----------------------------------------------------------------------------------------------
                                                                                      1,091,340
-----------------------------------------------------------------------------------------------
                     Automotive--.1%
              500    Daimler Chrysler NA Holdings Corp., 5.75%, 2009                    500,986
-----------------------------------------------------------------------------------------------
                     Chemicals--.2%
              900    Praxair, Inc., 5.375%, 2016                                        897,891
-----------------------------------------------------------------------------------------------
                     Energy--.1%
              419    Pacific Energy Partners LP, 7.125%, 2014                           430,464
-----------------------------------------------------------------------------------------------
                     Financial--1.0%
              750    CIT Group, Inc., 7.75%, 2012                                       827,777
                     Ford Motor Credit Co.:
              250    6.625%, 2008                                                       249,915
              677    9.75%, 2010 +                                                      720,757
            1,000    Goldman Sachs Group, Inc., 6.45%, 2036                           1,043,905
            1,000    HSBC Finance Corp., 5%, 2015                                       974,024
-----------------------------------------------------------------------------------------------
                                                                                      3,816,378
-----------------------------------------------------------------------------------------------
                     Financial Services--2.4%
              950    Citigroup, Inc., 6%, 2033                                          976,253
              310    GATX Financial Corp., 5.5%, 2012                                   308,330
              500    Hibernia Corp., 5.35%, 2014                                        491,799
              760    Independence Community Bank Corp., 4.9%, 2010                      742,829
              500    JPMorgan Chase & Co., 5.25%, 2015                                  492,518
            1,000    Lincoln National Corp., 6.5%, 2008                               1,009,963
              765    Marshall & Ilsley Bank, 5.2%, 2017                                 732,475
              500    MetLife, Inc., 6.4%, 2036                                          503,978
              853    National City Bank of Kentucky, 6.3%, 2011                         884,326
            1,000    Nationsbank Corp., 7.8%, 2016                                    1,169,144
            1,000    State Street Bank & Trust, 5.3%, 2016                              991,625
              335    Washington Mutual, Inc., 5.95%, 2013                               340,961
-----------------------------------------------------------------------------------------------
                                                                                      8,644,201
-----------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--.7%
            1,000    Altria Group, Inc., 7%, 2013                                     1,088,000
              200    Bottling Group, LLC, 5%, 2013                                      195,756
            1,170    Bunge Limited Finance Co., 5.875%, 2013                          1,163,702
-----------------------------------------------------------------------------------------------
                                                                                      2,447,458
-----------------------------------------------------------------------------------------------
                     Food/Drug--.7%
              600    Delhaize America, Inc., 8.125%, 2011                               650,254
            1,000    Kroger Co., 7.8%, 2007                                           1,014,120
              996    Safeway, Inc., 7%, 2007                                          1,007,341
-----------------------------------------------------------------------------------------------
                                                                                      2,671,715
-----------------------------------------------------------------------------------------------
                     Gaming/Leisure--.4%
              700    International Speedway Corp., 4.2%, 2009                           680,030
              750    MGM Mirage, Inc., 8.5%, 2010                                       806,250
-----------------------------------------------------------------------------------------------
                                                                                      1,486,280
-----------------------------------------------------------------------------------------------
                    Health Care--.3%
              336    Baxter International, Inc., 5.9%, 2016                             345,800
              800    Wyeth, 6.95%, 2011                                                 850,398
-----------------------------------------------------------------------------------------------
                                                                                      1,196,198
-----------------------------------------------------------------------------------------------
                     Information Technology--.3%
              900    International Business Machines Corp., 7.5%, 2013                1,005,125
-----------------------------------------------------------------------------------------------
                     Manufacturing--.5%
            1,000    Caterpillar, Inc., 6.05%, 2036                                   1,032,927
              700    Newell Rubbermaid, Inc., 6.75%, 2012                               736,086
-----------------------------------------------------------------------------------------------
                                                                                      1,769,013
-----------------------------------------------------------------------------------------------
                     Media - Broadcasting--.4%
              750    Comcast Cable Communications, Inc., 7.125%, 2013                   809,323
              800    Cox Communications, Inc., 5.5%, 2015                               776,450
-----------------------------------------------------------------------------------------------
                                                                                      1,585,773
-----------------------------------------------------------------------------------------------
                     Media - Diversified--.7%
              750    AOL Time Warner, Inc., 6.75%, 2011                                 785,833
              705    Viacom, Inc., 8.625%, 2012                                         790,048
            1,000    Walt Disney Co., 5.7%, 2011                                      1,018,521
-----------------------------------------------------------------------------------------------
                                                                                      2,594,402
-----------------------------------------------------------------------------------------------
                     Metals/Mining--.6%
            1,000    Alcoa, Inc., 6%, 2012                                            1,027,249
              500    Thiokol Corp., 6.625%, 2008                                        504,837
              500    Vale Overseas, Ltd., 6.875%, 2036                                  515,323
-----------------------------------------------------------------------------------------------
                                                                                      2,047,409
-----------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts--.4%
              700    EOP Operating LP, 8.1%, 2010                                       771,906
              700    Mack-Cali Realty LP, 7.75%, 2011                                   754,851
-----------------------------------------------------------------------------------------------
                                                                                      1,526,757
-----------------------------------------------------------------------------------------------
                     Telecommunications--.6%
              800    GTE Corp., 6.84%, 2018                                             852,170
              600    SBC Communications, Inc., 6.25%, 2011                              620,014
              600    Verizon New York, Inc., 6.875%, 2012                               622,711
-----------------------------------------------------------------------------------------------
                                                                                      2,094,895
-----------------------------------------------------------------------------------------------
                     Transportation--.5%
              500    Burlington Northern Santa Fe Corp., 4.3%, 2013                     470,865
              335    FedEx Corp., 5.5%, 2009                                            336,475
            1,000    Union Pacific Corp., 7.375%, 2009                                1,053,352
-----------------------------------------------------------------------------------------------
                                                                                      1,860,692
-----------------------------------------------------------------------------------------------
                     Utilities--1.2%
            1,000    Carolina Power & Light, Inc., 5.15%, 2015                          978,074
              750    Consumers Energy Co., 6.375%, 2008                                 756,323
              350    Entergy Gulf States, Inc., 5.25%, 2015                             331,962
              500    Kinder Morgan Finance Co., 5.35%, 2011                             488,092
              900    PP&L Capital Funding, Inc., 8.375%, 2007                           911,338
              900    Public Service Electric & Gas Co., 6.75%, 2016                     977,411
-----------------------------------------------------------------------------------------------
                                                                                      4,443,200
-----------------------------------------------------------------------------------------------
                     Waste Management--.3%
            1,000    Waste Management, Inc., 6.875%, 2009                             1,034,311
-----------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $43,446,851)                                    43,144,488
-----------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--8.5%
                     Fannie Mae:
            5,000      5.4%, 2013                                                     4,951,285
            4,000      6%, 2014                                                       3,995,496
            5,000      6%, 2015                                                       4,958,815
            4,000      6%, 2016                                                       3,989,400
            1,000      6%, 2016                                                         996,197
                     Federal Farm Credit Bank:
            4,650      4.94%, 2012                                                    4,563,580
            3,000      5.33%, 2013                                                    2,967,579
            5,000    Federal Home Loan Bank, 6%, 2013                                 5,026,940
-----------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $31,623,411)                 31,449,292
-----------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--8.3%
                     Fannie Mae--6.8%
           11,693    5.5%, 4/1/2033 - 8/1/2035                                       11,571,378
            5,710    6%, 5/1/2036                                                     5,750,937
            5,470    6.5%, 11/1/2033 - 6/1/2036                                       5,580,432
            2,076    7%, 3/1/2032 - 8/1/2032                                          2,154,264
-----------------------------------------------------------------------------------------------
                                                                                     25,057,011
-----------------------------------------------------------------------------------------------
                     Freddie Mac--.8%
            2,741    6%, 9/1/2032 - 10/1/2035                                         2,764,976
-----------------------------------------------------------------------------------------------
                     Government National Mortgage Association--.7%
            1,478    6%, 4/15/2036                                                    1,502,363
              987    6.5%, 8/15/2036                                                  1,015,776
-----------------------------------------------------------------------------------------------
                                                                                      2,518,139
-----------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $30,339,917)                       30,340,126
-----------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--3.0%
           11,000    U.S. Treasury Notes, 4.5%, 2016 (cost $10,836,646)              10,828,136
-----------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--2.9%
                     Birmingham, AL, GO Bonds:
            1,400      5%, 2025                                                       1,492,162
            1,325      5%, 2026                                                       1,410,039
            2,000    Jefferson Cnty, AL, Ltd. Oblig. Sch. Dist., 5%, 2024             2,102,240
            2,450    Los Angeles Cnty, CA, Met. Trans. Auth. Sales Tax, 5%, 2016      2,663,297
            1,500    Tobacco Settlement Fing. Corp., NJ, Rev. Bonds, 6.75%, 2039      1,715,595
            1,240    Zeeland, MI, Public Schools, 5%, 2023                            1,331,376
-----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,366,185)                                    10,714,709
-----------------------------------------------------------------------------------------------
                     PASS THROUGH CERTIFICATES--.2%
                     Transportation
              624    Continental Airlines, Inc., 8.388%, 2020 (cost $651,925)           649,733
-----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--2.8%
            3,500    General Electric Capital Corp., 5.24%, 1/12/07                   3,493,366
            6,700    Toyota Motor Credit Corp., 5.26%, 1/9/07                         6,690,199
-----------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,183,565)                         10,183,565
-----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.0%
            7,200    Federal Home Loan Bank, 5.21%, 1/19/07 (cost  $7,179,151)        7,179,151
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $307,955,665)                    98.8%             362,206,560
Other Assets, Less Liabilities                                     1.2                4,508,103
-----------------------------------------------------------------------------------------------
Net Assets                                                       100.0%            $366,714,663
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
     ADR  American Depositary Receipts
     REIT Real Estate Investment Trust

+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 2006, the Fund held one 144A security with a value of $720,757 representing .2% of the Fund's net assets.



Portfolio of Investments (unaudited)
VALUE FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--90.4%
                     Consumer Discretionary--17.2%
           16,100    Autoliv, Inc.                                                     $970,830
           63,000    Bob Evans Farms, Inc.                                            2,155,860
           44,900    Carnival Corporation                                             2,202,345
           34,300    CBS Corporation - Class "B"                                      1,069,474
           91,500    Clear Channel Communications, Inc.                               3,251,910
          173,300    Dollar General Corporation                                       2,783,198
          107,100    Family Dollar Stores, Inc.                                       3,141,243
           20,100    Gannett Company, Inc.                                            1,215,246
           46,000    Genuine Parts Company                                            2,181,780
           55,100    H&R Block, Inc.                                                  1,269,504
           18,525  * Hanesbrands, Inc.                                                  437,561
           27,500    Haverty Furniture Companies, Inc.                                  407,000
           77,200    Home Depot, Inc.                                                 3,100,352
           24,700    J.C. Penney Company, Inc.                                        1,910,792
           50,600    Jones Apparel Group, Inc.                                        1,691,558
           57,200    Kenneth Cole Productions, Inc. - Class "A"                       1,372,228
           89,000    Lee Enterprises, Inc.                                            2,764,340
          111,400    Leggett & Platt, Inc.                                            2,662,460
           27,900    Liz Claiborne, Inc.                                              1,212,534
           29,000    Magna International, Inc. - Class "A"                            2,335,950
          103,200    McDonald's Corporation                                           4,574,856
          104,100    Modine Manufacturing Company                                     2,605,623
           94,700    New York Times Company - Class "A"                               2,306,892
           42,500    Newell Rubbermaid, Inc.                                          1,230,375
           78,800    OSI Restaurant Partners, Inc.                                    3,088,960
          102,600    Pearson PLC (ADR)                                                1,549,260
          108,100    Talbots, Inc.                                                    2,605,210
           54,700    Tiffany & Company                                                2,146,428
          139,800    Time Warner, Inc.                                                3,044,844
           77,800    Tribune Company                                                  2,394,684
          123,700    Walt Disney Company                                              4,239,199
           32,920  * Wyndham Worldwide Corporation                                    1,054,098
-----------------------------------------------------------------------------------------------
                                                                                     68,976,594
-----------------------------------------------------------------------------------------------
                     Consumer Staples--9.6%
           84,800    Anheuser-Busch Companies, Inc.                                   4,172,160
           76,400    Avon Products, Inc.                                              2,524,256
           77,700    Coca-Cola Company                                                3,749,025
           59,400    ConAgra Foods, Inc.                                              1,603,800
           34,141    Del Monte Foods Company                                            376,575
           45,200    Diageo PLC (ADR)                                                 3,584,812
           42,200    Estee Lauder Companies, Inc. - Class "A"                         1,722,604
           13,800    Fomento Economico Mexicano SA de CV (ADR)                        1,597,488
           53,800    H.J. Heinz Company                                               2,421,538
           42,100    Kimberly-Clark Corporation                                       2,860,695
           86,600    Kraft Foods, Inc. - Class "A"                                    3,091,620
           52,500    Ruddick Corporation                                              1,456,875
          148,200    Sara Lee Corporation                                             2,523,846
           56,800    Tasty Baking Company                                               510,632
          106,700    Topps Company, Inc.                                                949,630
           37,100    UST, Inc.                                                        2,159,220
           75,200    Wal-Mart Stores, Inc.                                            3,472,736
-----------------------------------------------------------------------------------------------
                                                                                     38,777,512
-----------------------------------------------------------------------------------------------
                     Energy--6.9%
           53,900    Anadarko Petroleum Corporation                                   2,345,728
           42,400    BP PLC (ADR)                                                     2,845,040
           65,917    Chevron Corporation                                              4,846,877
           51,400    ConocoPhillips                                                   3,698,230
           38,500    Diamond Offshore Drilling, Inc.                                  3,077,690
           50,900    Marathon Oil Corporation                                         4,708,250
           49,200    Royal Dutch Shell PLC - Class "A" (ADR)                          3,482,868
           57,600    Tidewater, Inc.                                                  2,785,536
-----------------------------------------------------------------------------------------------
                                                                                     27,790,219
-----------------------------------------------------------------------------------------------
                     Financials--23.4%
           44,000    A.G. Edwards, Inc.                                               2,784,760
           14,600    ACE, Ltd.                                                          884,322
           15,700    Allstate Corporation                                             1,022,227
           18,400    American International Group, Inc.                               1,318,544
          102,800    Amvescap PLC (ADR)                                               2,534,020
           63,800    Aon Corporation                                                  2,254,692
          102,300    Aspen Insurance Holdings, Ltd.                                   2,696,628
           35,100    Assured Guaranty, Ltd.                                             933,660
          148,300    Bank Mutual Corporation                                          1,795,913
           88,266    Bank of America Corporation                                      4,712,522
          101,800    Bank of New York Company, Inc.                                   4,007,866
           98,250    Brookfield Asset Management, Inc. - Class "A"                    4,733,685
           86,400    Brookline Bancorp, Inc.                                          1,137,888
           18,903    Capital One Financial Corporation                                1,452,128
           35,456    Chubb Corporation                                                1,875,977
           50,047    Cincinnati Financial Corporation                                 2,267,630
           70,100    Citigroup, Inc.                                                  3,904,570
           40,900    Comerica, Inc.                                                   2,400,012
           56,900    Eagle Hospitality Properties Trust, Inc.                           522,342
           39,200    Erie Indemnity Company - Class "A"                               2,272,816
           21,000    FBL Financial Group, Inc. - Class "A"                              820,680
           78,400    Hudson City Bancorp, Inc.                                        1,088,192
           25,000    IPC Holdings, Ltd.                                                 786,250
           92,100    JPMorgan Chase & Company                                         4,448,430
           52,100    KeyCorp                                                          1,981,363
           44,074    Lincoln National Corporation                                     2,926,514
           41,900    Merrill Lynch & Company, Inc.                                    3,900,890
           53,600    Morgan Stanley                                                   4,364,648
          119,200    NewAlliance Bancshares, Inc.                                     1,954,880
           29,900    One Liberty Properties, Inc. (REIT)                                751,387
           55,800    Plum Creek Timber Company, Inc. (REIT)                           2,223,630
           31,500    PMI Group, Inc.                                                  1,485,855
           30,000    PNC Financial Services Group, Inc.                               2,221,200
           51,300    Protective Life Corporation                                      2,436,750
          111,917    Regions Financial Corporation                                    4,185,696
           19,300    St. Joe Company                                                  1,033,901
           15,800    State National Bancshares, Inc.                                    608,142
           37,893    State Street Corporation                                         2,555,504
           32,800    SunTrust Banks, Inc.                                             2,769,960
           29,779    TD Banknorth, Inc.                                                 961,266
           54,000    Waddell & Reed Financial, Inc. - Class "A"                       1,477,440
            9,000    Washington Mutual, Inc.                                            409,410
           82,400    Wells Fargo & Company                                            2,930,144
            4,000    Westfield Financial, Inc. +                                         42,177
-----------------------------------------------------------------------------------------------
                                                                                     93,876,511
-----------------------------------------------------------------------------------------------
                     Health Care--4.9%
           74,800    Abbott Laboratories                                              3,643,508
           42,700    Biomet, Inc.                                                     1,762,229
           49,100    GlaxoSmithKline PLC (ADR)                                        2,590,516
           60,800    Johnson & Johnson                                                4,014,016
           32,500    Novartis AG (ADR)                                                1,866,800
          146,400    Pfizer, Inc.                                                     3,791,760
           82,100    Schering-Plough Corporation                                      1,940,844
-----------------------------------------------------------------------------------------------
                                                                                     19,609,673
-----------------------------------------------------------------------------------------------
                     Industrials--8.2%
           24,100    3M Company                                                       1,878,113
           29,800    Adesa, Inc.                                                        826,950
            2,600    Alexander & Baldwin, Inc.                                          115,284
           40,300    American Power Conversion Corporation                            1,232,777
           29,800    Avery Dennison Corporation                                       2,024,314
           11,960    Avis Budget Group, Inc.                                            259,412
           51,200    Dover Corporation                                                2,509,824
           72,200    Federal Signal Corporation                                       1,158,088
           41,600    General Dynamics Corporation                                     3,092,960
           71,300    Honeywell International, Inc.                                    3,225,612
           21,000    Illinois Tool Works, Inc.                                          969,990
           77,700    Masco Corporation                                                2,320,899
           39,600    Norfolk Southern Corporation                                     1,991,484
           22,600    Pall Corporation                                                   780,830
           52,600    Pitney Bowes, Inc.                                               2,429,594
           12,800    SPX Corporation                                                    782,848
           95,500    Tyco International, Ltd.                                         2,903,200
           25,700    United Parcel Service, Inc. - Class "B"                          1,926,986
          133,600    Werner Enterprises, Inc.                                         2,335,328
-----------------------------------------------------------------------------------------------
                                                                                     32,764,493
-----------------------------------------------------------------------------------------------
                     Information Technology--4.8%
           99,400  * Agile Software Corporation                                         611,310
           46,000    Automatic Data Processing, Inc.                                  2,265,500
           45,700    AVX Corporation                                                    675,903
           12,400    Bel Fuse, Inc. - Class "B"                                         431,396
           76,400    Hewlett-Packard Company                                          3,146,916
           65,000    Intel Corporation                                                1,316,250
           12,800    International Business Machines Corporation                      1,243,520
          182,000    Methode Electronics, Inc. - Class "A"                            1,971,060
          106,600    Microsoft Corporation                                            3,183,076
           57,500    Motorola, Inc.                                                   1,182,200
           92,800    Nokia Corporation - Class "A" (ADR)                              1,885,696
           62,300  * Planar Systems, Inc.                                               602,441
           34,000    Texas Instruments, Inc.                                            979,200
-----------------------------------------------------------------------------------------------
                                                                                     19,494,468
-----------------------------------------------------------------------------------------------
                     Materials--7.2%
           36,400    Air Products & Chemicals, Inc.                                   2,558,192
           33,100    Albemarle Corporation                                            2,376,580
           57,200    Alcoa, Inc.                                                      1,716,572
          106,830    Chemtura Corporation                                             1,028,773
           56,600    Compass Minerals International, Inc.                             1,786,296
           92,300    Dow Chemical Company                                             3,686,462
           79,200    Du Pont (E.I.) de Nemours & Company                              3,857,832
           63,400    Lubrizol Corporation                                             3,178,242
           60,100    MeadWestvaco Corporation                                         1,806,606
           73,830    Myers Industries, Inc.                                           1,156,178
          145,900    Sappi, Ltd. (ADR)                                                2,446,743
           66,600    Sonoco Products Company                                          2,534,796
           45,223    Tronox, Inc. - Class "B"                                           714,071
-----------------------------------------------------------------------------------------------
                                                                                     28,847,343
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--3.8%
            9,651    ALLTEL Corporation                                                 583,692
           76,600    AT&T, Inc.                                                       2,738,450
           44,400    BellSouth Corporation                                            2,091,684
           11,800    CT Communications, Inc.                                            270,456
           47,200    D&E Communications, Inc.                                           597,080
            4,120    Embarq Corporation                                                 216,547
           33,800    Nippon Telegraph and Telephone Corporation (ADR)                   837,902
          136,300    Sprint Nextel Corporation                                        2,574,707
           24,000    Telephone & Data Systems, Inc.                                   1,303,920
           24,000    Telephone & Data Systems, Inc. - Special Shares                  1,190,400
           73,828    Verizon Communications, Inc.                                     2,749,355
            9,978    Windstream Corporation                                             141,887
-----------------------------------------------------------------------------------------------
                                                                                     15,296,080
-----------------------------------------------------------------------------------------------
                     Utilities--4.4%
           32,550    American States Water Company                                    1,257,081
           44,100    FPL Group, Inc.                                                  2,399,922
           36,100    KeySpan Corporation                                              1,486,598
           79,350    MDU Resources Group, Inc.                                        2,034,534
           85,900    NiSource, Inc.                                                   2,070,190
           37,700    Northwest Natural Gas Company                                    1,599,988
           40,300    ONEOK, Inc.                                                      1,737,736
           51,200    Southwest Gas Corporation                                        1,964,544
           48,700    United Utilities PLC (ADR)                                       1,496,064
           50,300    Vectren Corporation                                              1,422,484
-----------------------------------------------------------------------------------------------
                                                                                     17,469,141
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $262,994,908)                                    362,902,034
-----------------------------------------------------------------------------------------------
                     PREFERRED STOCKS--.3%
                     Telecommunication Services--.2%
           31,300    Verizon South, Inc., 7%, 2041 - Series "F"                         791,264
                     Utilities--.2%
           25,200    Entergy Louisiana, Inc., 7.6%, 2032                                632,772
-----------------------------------------------------------------------------------------------
Total Value of Preferred Stock (cost $1,428,511)                                      1,424,036
-----------------------------------------------------------------------------------------------
                     CONVERTIBLE PREFERRED STOCKS--.4%
                     Financials
           56,900    Lehman Brothers Holdings, Inc., 6.25%,
                     2007 -  Series "GIS" (cost $1,446,983)                           1,578,975
-----------------------------------------------------------------------------------------------
                     CORPORATE BONDS--.1%
                     Utilities
          $   500M   Union Electric Co., 6.75%, 2008 (cost $499,717)                    506,866
-----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--5.4%
           21,700M   Federal Home Loan Bank, 5.21%, 1/19/07 (cost $21,637,163)       21,637,163
-----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--3.1%
            1,700M   General Electric Capital Corp., 5.23%, 1/31/07                   1,692,095
           10,700M   Toyota Motor Credit Co., 5.26%, 1/9/07                          10,684,348
-----------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $12,376,443)                         12,376,443
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $300,383,725)                    99.7%             400,425,517
Other Assets, Less Liabilities                                      .3                1,008,843
-----------------------------------------------------------------------------------------------
Net Assets                                                       100.0%            $401,434,360
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR     American Depositary Receipts
    REIT     Real Estate Investment Trust


+ Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2006, the Fund held one security that was fair valued by its Valuation
  Committee with a value of $42,177 representing .0% of the Fund's net assets.

  At December 31, 2006, the cost of investments for federal income tax purposes was $300,402,829. Accumulated net unrealized appreciation on investments was $100,022,688, consisting of $103,183,540 gross unrealized appreciation and $3,160,852 gross unrealized depreciation.



Portfolio of Investments (unaudited)
BLUE CHIP FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.4%
                     Consumer Discretionary--10.8%
           36,200    Best Buy Company, Inc.                                          $1,780,678
           41,100    Carnival Corporation                                             2,015,955
           81,300    CBS Corporation - Class "B"                                      2,534,934
           51,400    Clear Channel Communications, Inc.                               1,826,756
           31,596  * Comcast Corporation - Class "A"                                  1,337,459
           48,900  * Comcast Corporation - Special Class "A"                          2,047,932
           23,600    Gap, Inc.                                                          460,200
           57,200    H&R Block, Inc.                                                  1,317,888
           32,900    Hilton Hotels Corporation                                        1,148,210
          138,500    Home Depot, Inc.                                                 5,562,160
           14,700  * Kohl's Corporation                                               1,005,921
           97,400    Lowe's Companies, Inc.                                           3,034,010
           88,700    McDonald's Corporation                                           3,932,071
          148,400    News Corporation - Class "A"                                     3,187,632
           25,800    NIKE, Inc. - Class "B"                                           2,554,974
           73,800    Target Corporation                                               4,210,290
          258,300    Time Warner, Inc.                                                5,625,774
           52,800    TJX Companies, Inc.                                              1,503,744
           40,300    Tribune Company                                                  1,240,434
           62,600  * Viacom, Inc. - Class "B"                                         2,568,478
          134,000    Walt Disney Company                                              4,592,180
           30,920  * Wyndham Worldwide Corporation                                      990,058
-----------------------------------------------------------------------------------------------
                                                                                     54,477,738
-----------------------------------------------------------------------------------------------
                     Consumer Staples--11.6%
           74,600    Altria Group, Inc.                                               6,402,172
           68,800    Anheuser-Busch Companies, Inc.                                   3,384,960
           88,600    Avon Products, Inc.                                              2,927,344
          142,900    Coca-Cola Company                                                6,894,925
           44,100    Coca-Cola Enterprises, Inc.                                        900,522
           27,000    Colgate-Palmolive Company                                        1,761,480
           36,800    Costco Wholesale Corporation                                     1,945,616
           89,700    CVS Corporation                                                  2,772,627
           25,600    Estee Lauder Companies, Inc. - Class "A"                         1,044,992
           32,900    General Mills, Inc.                                              1,895,040
           25,800    Hershey Foods Corporation                                        1,284,840
           55,800    Kimberly-Clark Corporation                                       3,791,610
           96,900    PepsiCo, Inc.                                                    6,061,095
          130,040    Procter & Gamble Company                                         8,357,671
           47,800    Walgreen Company                                                 2,193,542
          146,100    Wal-Mart Stores, Inc.                                            6,746,898
-----------------------------------------------------------------------------------------------
                                                                                     58,365,334
-----------------------------------------------------------------------------------------------
                     Energy--10.2%
           33,800    BP PLC (ADR)                                                     2,267,980
          159,200    Chevron Corporation                                             11,705,976
           81,870    ConocoPhillips                                                   5,890,547
          231,000    ExxonMobil Corporation                                          17,701,530
           74,600    Halliburton Company                                              2,316,330
           10,300    Hess Corporation                                                   510,571
           84,200    Schlumberger, Ltd.                                               5,318,072
           55,100  * Transocean, Inc.                                                 4,457,039
           29,200    Valero Energy Corporation                                        1,493,872
-----------------------------------------------------------------------------------------------
                                                                                     51,661,917
-----------------------------------------------------------------------------------------------
                     Financials--19.8%
           44,000    ACE, Ltd.                                                        2,665,080
           27,700    Allstate Corporation                                             1,803,547
           89,500    American Express Company                                         5,429,965
          121,600    American International Group, Inc.                               8,713,856
           17,900    Ameriprise Financial, Inc.                                         975,550
          186,166    Bank of America Corporation                                      9,939,403
          117,700    Bank of New York Company, Inc.                                   4,633,849
              750  * Berkshire Hathaway, Inc. - Class "B"                             2,749,500
           43,100    Capital One Financial Corporation                                3,310,942
           33,800    Chubb Corporation                                                1,788,358
          250,500    Citigroup, Inc.                                                 13,952,850
           28,600    Fannie Mae                                                       1,698,554
           40,500    Freddie Mac                                                      2,749,950
          170,968    JPMorgan Chase & Company                                         8,257,754
           19,000    Lehman Brothers Holdings, Inc.                                   1,484,280
           40,500    Marsh & McLennan Companies, Inc.                                 1,241,730
           36,600    Mellon Financial Corporation                                     1,542,690
           47,600    Merrill Lynch & Company, Inc.                                    4,431,560
           65,700    Morgan Stanley                                                   5,349,951
           41,000    St. Paul Travelers Companies, Inc.                               2,201,290
           20,500    SunTrust Banks, Inc.                                             1,731,225
           56,500    U.S. Bancorp                                                     2,044,735
           75,600    Wachovia Corporation                                             4,305,420
           62,000    Washington Mutual, Inc.                                          2,820,380
          126,200    Wells Fargo & Company                                            4,487,672
-----------------------------------------------------------------------------------------------
                                                                                    100,310,091
-----------------------------------------------------------------------------------------------
                     Health Care--12.5%
           93,500    Abbott Laboratories                                              4,554,385
           80,800    Aetna, Inc.                                                      3,488,944
           75,700  * Amgen, Inc.                                                      5,171,067
           39,500    Baxter International, Inc.                                       1,832,405
           95,700  * Boston Scientific Corporation                                    1,644,126
          127,800    Bristol-Myers Squibb Company                                     3,363,696
          166,800    Johnson & Johnson                                               11,012,136
           80,700    Medtronic, Inc.                                                  4,318,257
           63,200    Merck & Company, Inc.                                            2,755,520
           84,500    Novartis AG (ADR)                                                4,853,680
          359,560    Pfizer, Inc.                                                     9,312,604
           35,200  * St. Jude Medical, Inc.                                           1,286,912
           36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                       1,143,744
           26,400  * Triad Hospitals, Inc.                                            1,104,312
           80,800    UnitedHealth Group, Inc.                                         4,341,384
           60,100    Wyeth                                                            3,060,292
-----------------------------------------------------------------------------------------------
                                                                                     63,243,464
-----------------------------------------------------------------------------------------------
                     Industrials--11.3%
           51,100    3M Company                                                       3,982,223
           29,400    Boeing Company                                                   2,611,896
           44,700    Caterpillar, Inc.                                                2,741,451
           33,000    Dover Corporation                                                1,617,660
           76,200    Emerson Electric Company                                         3,358,134
          409,000    General Electric Company                                        15,218,890
           55,300    Honeywell International, Inc.                                    2,501,772
           29,400    Illinois Tool Works, Inc.                                        1,357,986
           24,800    ITT Industries, Inc.                                             1,409,136
           30,700    Lockheed Martin Corporation                                      2,826,549
           78,300    Masco Corporation                                                2,338,821
           34,500    Northrop Grumman Corporation                                     2,335,650
          164,900    Tyco International, Ltd.                                         5,012,960
           14,000    Union Pacific Corporation                                        1,288,280
           37,400    United Parcel Service, Inc. - Class "B"                          2,804,252
           93,700    United Technologies Corporation                                  5,858,124
-----------------------------------------------------------------------------------------------
                                                                                     57,263,784
-----------------------------------------------------------------------------------------------
                     Information Technology--15.4%
           37,400    Accenture, Ltd. - Class "A"                                      1,381,182
           34,500    Analog Devices, Inc.                                             1,134,015
           15,400  * Apple Computer, Inc.                                             1,306,536
           77,100    Applied Materials, Inc.                                          1,422,495
           27,000    Automatic Data Processing, Inc.                                  1,329,750
          234,200  * Cisco Systems, Inc.                                              6,400,686
          128,200  * Corning, Inc.                                                    2,398,622
          166,700  * Dell, Inc.                                                       4,182,503
           31,500  * eBay, Inc.                                                         947,205
          338,600  * EMC Corporation                                                  4,469,520
           93,200    First Data Corporation                                           2,378,464
           87,600    Hewlett-Packard Company                                          3,608,244
          320,200    Intel Corporation                                                6,484,050
           71,700    International Business Machines Corporation                      6,965,655
           38,600    Maxim Integrated Products, Inc.                                  1,181,932
          505,300    Microsoft Corporation                                           15,088,258
           96,300    Motorola, Inc.                                                   1,979,928
          201,200    Nokia Corporation - Class "A" (ADR)                              4,088,384
          183,300  * Oracle Corporation                                               3,141,762
           45,600    QUALCOMM, Inc.                                                   1,723,224
           11,891  * Symantec Corporation                                               247,927
          109,900    Texas Instruments, Inc.                                          3,165,120
           93,200    Western Union Company                                            2,089,544
           55,300  * Xerox Corporation                                                  937,335
-----------------------------------------------------------------------------------------------
                                                                                     78,052,341
-----------------------------------------------------------------------------------------------
                     Materials--2.7%
           53,600    Alcoa, Inc.                                                      1,608,536
           83,956  * Cemex SA de CV (ADR)                                             2,840,231
           87,900    Dow Chemical Company                                             3,510,726
           57,900    DuPont (E.I.) de Nemours & Company                               2,820,309
           66,200    International Paper Company                                      2,257,420
           18,300    Newmont Mining Corporation                                         826,245
-----------------------------------------------------------------------------------------------
                                                                                     13,863,467
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--2.7%
          145,800    AT&T, Inc.                                                       5,212,350
          206,366    Sprint Nextel Corporation                                        3,898,254
          121,500    Verizon Communications, Inc.                                     4,524,660
-----------------------------------------------------------------------------------------------
                                                                                     13,635,264
-----------------------------------------------------------------------------------------------
                     Utilities--1.4%
          160,700    Duke Energy Corporation                                          5,336,847
           30,800    FPL Group, Inc.                                                  1,676,136
-----------------------------------------------------------------------------------------------
                                                                                      7,012,983
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $338,049,444)                                    497,886,383
-----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--1.3%
           $1,500M   General Electric Capital Corp., 5.24%, 1/12/07                   1,497,157
            5,100M   Toyota Motor Credit Co., 5.26%, 1/9/07                           5,092,539
-----------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,589,696)                           6,589,696
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $344,639,140)                     99.7%            504,476,079
Other Assets, Less Liabilities                                       .3               1,385,493
-----------------------------------------------------------------------------------------------
Net Assets                                                        100.0%           $505,861,572
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At December 31, 2006, the cost of investments for federal income tax purposes was $352,918,516. Accumulated net unrealized appreciation on investments was $151,557,563, consisting of $160,980,800 gross unrealized appreciation and $9,423,237 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--99.7%
                     Consumer Discretionary--17.7%
          143,000    bebe stores, inc.                                               $2,829,970
          106,250    Blockbuster, Inc. - Class "A"                                      562,062
          200,000    CBS Corporation - Class "B"                                      6,236,000
          275,000    Clear Channel Communications, Inc.                               9,773,500
          195,602  * Cost Plus, Inc.                                                  2,014,700
          281,600    Dollar General Corporation                                       4,522,496
          250,000  * Eddie Bauer Holdings, Inc.                                       2,265,000
          260,000    Foot Locker, Inc.                                                5,701,800
           50,000    Genuine Parts Company                                            2,371,500
          375,000    H&R Block, Inc.                                                  8,640,000
          175,000    Home Depot, Inc.                                                 7,028,000
            3,750  * Idearc, Inc.                                                       107,437
           55,000    J.C. Penney Company, Inc.                                        4,254,800
          100,000    Jones Apparel Group, Inc.                                        3,343,000
           40,000    Journal Register Company                                           292,000
          114,700    Kenneth Cole Productions, Inc. - Class "A"                       2,751,653
          155,000    Leggett & Platt, Inc.                                            3,704,500
          203,900  * Lincoln Educational Services Corporation                         2,750,611
          215,000    McDonald's Corporation                                           9,530,950
          240,000  * Morgans Hotel Group Company                                      4,063,200
          200,000    Movado Group, Inc.                                               5,800,000
          215,000    Newell Rubbermaid, Inc.                                          6,224,250
          240,000    Orient-Express Hotels, Ltd.                                     11,356,800
           55,000    Polo Ralph Lauren Corporation - Class "A"                        4,271,300
          275,000  * Quiksilver, Inc.                                                 4,331,250
          300,000    RadioShack Corporation                                           5,034,000
           80,000    Sherwin-Williams Company                                         5,086,400
           80,000  * Steiner Leisure, Ltd.                                            3,640,000
          112,500  * Viacom, Inc. - Class "B"                                         4,615,875
          500,000    Westwood One, Inc.                                               3,530,000
          187,500  * Wyndham Worldwide Corporation                                    6,003,750
-----------------------------------------------------------------------------------------------
                                                                                    142,636,804
-----------------------------------------------------------------------------------------------
                     Consumer Staples--7.1%
          155,000    Altria Group, Inc.                                              13,302,100
          150,000    Avon Products, Inc.                                              4,956,000
          114,400  * Chattem, Inc.                                                    5,729,152
           52,500    Coca-Cola Company                                                2,533,125
          165,000    CVS Corporation                                                  5,100,150
          353,400    Nu Skin Enterprises, Inc. - Class "A"                            6,442,482
           50,000    PepsiCo, Inc.                                                    3,127,500
          130,000  * Prestige Brands Holdings, Inc.                                   1,692,600
           77,500    Procter & Gamble Company                                         4,980,925
           91,763    Tootsie Roll Industries, Inc.                                    3,000,650
           90,000    Wal-Mart Stores, Inc.                                            4,156,200
           56,575    WD-40 Company                                                    1,972,770
-----------------------------------------------------------------------------------------------
                                                                                     56,993,654
-----------------------------------------------------------------------------------------------
                     Energy--8.0%
           60,000    Anadarko Petroleum Corporation                                   2,611,200
              770  * Aventine Renewable Energy Holdings, Inc.                            18,141
            3,000  * Cal Dive International, Inc.                                        37,650
          100,000    Chesapeake Energy Corporation                                    2,905,000
           90,000    ConocoPhillips                                                   6,475,500
          115,000    ExxonMobil Corporation                                           8,812,450
           20,000  * Houston Exploration Company                                      1,035,600
            7,153    Hugoton Royalty Trust                                              175,964
           16,548    Marathon Oil Corporation                                         1,530,690
           80,000    Noble Corporation                                                6,092,000
           75,000  * North American Energy Partners, Inc.                             1,221,000
          127,000    Sasol, Ltd. (ADR)                                                4,686,300
          150,000    Suncor Energy, Inc.                                             11,836,500
           70,000  * Swift Energy Company                                             3,136,700
          100,000  * Transocean, Inc.                                                 8,089,000
          120,000    XTO Energy, Inc.                                                 5,646,000
-----------------------------------------------------------------------------------------------
                                                                                     64,309,695
-----------------------------------------------------------------------------------------------
                     Financials--15.7%
           52,000    American Express Company                                         3,154,840
          100,000    American International Group, Inc.                               7,166,000
           10,000    Ameriprise Financial, Inc.                                         545,000
          130,000    Astoria Financial Corporation                                    3,920,800
          150,000    Bank of America Corporation                                      8,008,500
          150,000    Brookline Bancorp, Inc.                                          1,975,500
           55,380    Capital One Financial Corporation                                4,254,292
          134,000    Citigroup, Inc.                                                  7,463,800
          200,000    Colonial BancGroup, Inc.                                         5,148,000
          100,000  * First Mercury Financial Corporation                              2,352,000
           43,370    Hartford Financial Services Group, Inc.                          4,046,855
          177,500    JPMorgan Chase & Company                                         8,573,250
           65,000    Lehman Brothers Holdings, Inc.                                   5,077,800
           75,000    Merrill Lynch & Company, Inc.                                    6,982,500
           90,000    Morgan Stanley                                                   7,328,700
          200,000    New York Community Bancorp, Inc.                                 3,220,000
          250,000    NewAlliance Bancshares, Inc.                                     4,100,000
           50,000    Plum Creek Timber Company, Inc. (REIT)                           1,992,500
          120,000    South Financial Group, Inc.                                      3,190,800
          221,000    Sovereign Bancorp, Inc.                                          5,611,190
           65,000    SunTrust Banks, Inc.                                             5,489,250
          200,000    U.S. Bancorp                                                     7,238,000
          140,970    U.S.B. Holding Company, Inc.                                     3,397,377
          100,000    Wachovia Corporation                                             5,695,000
          132,500    Washington Mutual, Inc.                                          6,027,425
          140,000    Wells Fargo & Company                                            4,978,400
-----------------------------------------------------------------------------------------------
                                                                                    126,937,779
-----------------------------------------------------------------------------------------------
                     Health Care--11.4%
          160,000    Abbott Laboratories                                              7,793,600
           80,000    Aetna, Inc.                                                      3,454,400
           46,700  * Amgen, Inc.                                                      3,190,077
           22,417    Baxter International, Inc.                                       1,039,925
          105,000    Biomet, Inc.                                                     4,333,350
          100,000  * Boston Scientific Corporation                                    1,718,000
           20,000  * Genentech, Inc.                                                  1,622,600
           35,000  * Hospira, Inc.                                                    1,175,300
          155,000    Johnson & Johnson                                               10,233,100
           50,000  * Laboratory Corporation of America Holdings                       3,673,500
           75,000    Medtronic, Inc.                                                  4,013,250
           80,000    Merck & Company, Inc.                                            3,488,000
           50,000  * Momenta Pharmaceutical, Inc.                                       786,500
          425,000    Pfizer, Inc.                                                    11,007,500
          125,000    Sanofi-Aventis (ADR)                                             5,771,250
          175,000  * St. Jude Medical, Inc.                                           6,398,000
          100,000  * Thermo Fisher Scientific, Inc.                                   4,529,000
           83,700  * Triad Hospitals, Inc.                                            3,501,171
          106,000  * TriZetto Group, Inc.                                             1,947,220
           55,000    UnitedHealth Group, Inc.                                         2,955,150
           24,000  * Waters Corporation                                               1,175,280
          175,000    Wyeth                                                            8,911,000
-----------------------------------------------------------------------------------------------
                                                                                     92,717,173
-----------------------------------------------------------------------------------------------
                     Industrials--14.9%
          155,000    3M Company                                                      12,079,150
           28,800  * Aegean Marine Petroleum Network, Inc.                              472,320
           84,600    Alexander & Baldwin, Inc.                                        3,751,164
          150,000  * Altra Holdings, Inc.                                             2,107,500
          102,500    Avis Budget Group, Inc.                                          2,223,225
          175,000    Barnes Group, Inc.                                               3,806,250
          100,000  * BE Aerospace, Inc.                                               2,568,000
           90,000    Burlington Northern Santa Fe Corporation                         6,642,900
            5,600  * Canadian Solar, Inc.                                                58,688
           36,000    Eaton Corporation                                                2,705,040
          240,000  * Gardner Denver, Inc.                                             8,954,400
           40,000  * Genlyte Group, Inc.                                              3,124,400
           45,000    Harsco Corporation                                               3,424,500
          197,500    Honeywell International, Inc.                                    8,934,900
          120,000    Illinois Tool Works, Inc.                                        5,542,800
          282,600    Knoll, Inc.                                                      6,217,200
           55,000    Lockheed Martin Corporation                                      5,063,850
          200,000  * Navigant Consulting, Inc.                                        3,952,000
           90,000    Northrop Grumman Corporation                                     6,093,000
          150,000  * PGT, Inc.                                                        1,897,500
          120,983  * Pinnacle Airlines Corporation                                    2,038,564
           97,500    Precision Castparts Corporation                                  7,632,300
           50,000    Steelcase, Inc. - Class "A"                                        908,000
          150,000    TAL International Group , Inc.                                   4,003,500
          195,000    Tyco International, Ltd.                                         5,928,000
          170,000    United Technologies Corporation                                 10,628,400
-----------------------------------------------------------------------------------------------
                                                                                    120,757,551
-----------------------------------------------------------------------------------------------
                     Information Technology--17.3%
           27,200    Amphenol Corporation - Class "A"                                 1,688,576
          180,000  * Arris Group, Inc.                                                2,251,800
           15,000  * CACI International, Inc. - Class "A"                               847,500
          300,000  * Cisco Systems, Inc.                                              8,199,000
          245,700  * Electronics for Imaging, Inc.                                    6,530,706
          412,500  * EMC Corporation                                                  5,445,000
          300,000  * Entrust, Inc.                                                    1,281,000
          120,000    First Data Corporation                                           3,062,400
          145,000    Harris Corporation                                               6,649,700
          165,000    Hewlett-Packard Company                                          6,796,350
          185,000    Intel Corporation                                                3,746,250
          115,000    International Business Machines Corporation                     11,172,250
          150,000  * International Rectifier Corporation                              5,779,500
           50,000  * Komag, Inc.                                                      1,894,000
          350,000    Microsoft Corporation                                           10,451,000
          275,000    Motorola, Inc.                                                   5,654,000
          100,400  * NCI, Inc. - Class "A"                                            1,535,116
          200,000    Nokia Corporation - Class "A" (ADR)                              4,064,000
          120,000  * OmniVision Technologies, Inc.                                    1,638,000
          360,000  * Openwave Systems, Inc.                                           3,322,800
          249,400  * Parametric Technology Corporation                                4,494,188
          110,000  * Paxar Corporation                                                2,536,600
          375,000  * Powerwave Technologies, Inc.                                     2,418,750
          135,000    QUALCOMM, Inc.                                                   5,101,650
          400,000  * Silicon Image, Inc.                                              5,088,000
          351,600  * Smart Modular Technologies (WWH), Inc.                           4,732,536
          229,840  * Symantec Corporation                                             4,792,164
          400,000  * TIBCO Software, Inc.                                             3,776,000
           93,200  * Varian Semiconductor Equipment Associates, Inc.                  4,242,464
          140,000  * VeriSign, Inc.                                                   3,367,000
          120,000    Western Union Company                                            2,690,400
          175,000    Xilinx, Inc.                                                     4,166,750
-----------------------------------------------------------------------------------------------
                                                                                    139,415,450
-----------------------------------------------------------------------------------------------
                     Materials--5.6%
           60,000    Ashland, Inc.                                                    4,150,800
          300,000    Celanese Corporation                                             7,764,000
           50,000    Commercial Metals Company                                        1,290,000
          105,000    Dow Chemical Company                                             4,193,700
           60,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                 3,343,800
          125,000    Lubrizol Corporation                                             6,266,250
           45,000    PPG Industries, Inc.                                             2,889,450
           65,000    Praxair, Inc.                                                    3,856,450
          200,000    RPM International, Inc.                                          4,178,000
           24,100    Scotts Miracle-Gro Company - Class "A"                           1,244,765
          135,000    Temple-Inland, Inc.                                              6,214,050
-----------------------------------------------------------------------------------------------
                                                                                     45,391,265
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--1.1%
          165,000    AT&T, Inc.                                                       5,898,750
           75,000    Verizon Communications, Inc.                                     2,793,000
-----------------------------------------------------------------------------------------------
                                                                                      8,691,750
-----------------------------------------------------------------------------------------------
                     Utilities--.9%
          115,400    Atmos Energy Corporation                                         3,682,414
           75,000    Consolidated Edison, Inc.                                        3,605,250
-----------------------------------------------------------------------------------------------
                                                                                      7,287,664
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $606,817,587)                                    805,138,785
-----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--.1%
           $1,000M   Toyota Motor Credit Corp., 5.26%, 1/9/07
                       (cost $998,537)                                                  998,537
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $607,816,124)                     99.8%            806,137,322
Other Assets, Less Liabilities                                       .2               1,761,061
-----------------------------------------------------------------------------------------------
Net Assets                                                        100.0%           $807,898,383
===============================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts
  REIT  Real Estate Investment Trust

  At December 31, 2006, the cost of investments for federal income tax purposes was $612,523,318. Accumulated net unrealized appreciation on investments was $193,614,004, consisting of $220,723,190 gross unrealized appreciation and $27,109,186 gross unrealized depreciation.



Portfolio of Investments (unaudited)
ALL-CAP GROWTH FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--96.9%
                     Consumer Discretionary--8.4%
           21,400    Abercrombie & Fitch Company - Class "A"                         $1,490,082
           25,500  * California Pizza Kitchen, Inc.                                     849,405
           30,500  * CarMax, Inc.                                                     1,635,715
            9,720  * Children's Place Retail Stores, Inc.                               617,414
           29,240  * Focus Media Holding, Ltd. (ADR)                                  1,941,244
           19,810  * Fossil, Inc.                                                       447,310
            3,410  * GameStop Corporation - Class "B"                                   186,732
           17,300  * Gildan Activewear, Inc.                                            806,699
           25,410  * Jarden Corporation                                                 884,014
           59,000    PETsMART, Inc.                                                   1,702,740
           21,540  * Pinnacle Entertainment, Inc.                                       713,836
           21,170  * Priceline.com, Inc.                                                923,224
           37,890    Starwood Hotels & Resorts Worldwide, Inc.                        2,368,125
           13,610  * Tween Brands, Inc.                                                 543,447
           19,110  * VistaPrint, Ltd.                                                   632,732
          104,236    Walt Disney Company                                              3,572,168
-----------------------------------------------------------------------------------------------
                                                                                     19,314,887
-----------------------------------------------------------------------------------------------
                     Consumer Staples--2.1%
           21,000    Clorox Company                                                   1,347,150
           23,200  * Herbalife, Ltd.                                                    931,712
           42,200    SUPERVALU, Inc.                                                  1,508,650
           23,380    Wal-Mart Stores, Inc.                                            1,079,688
-----------------------------------------------------------------------------------------------
                                                                                      4,867,200
-----------------------------------------------------------------------------------------------
                     Energy--6.5%
           21,190    Arch Coal, Inc.                                                    636,336
           12,785    Cabot Oil & Gas Corporation - Class "A"                            775,410
          153,470    Cameco Corporation                                               6,207,862
           32,160  * Complete Production Services, Inc.                                 681,792
           15,500    GlobalSantaFe Corporation                                          911,090
           75,720    Halliburton Company                                              2,351,106
           24,600    Murphy Oil Corporation                                           1,250,910
           39,500    Occidental Petroleum Corporation                                 1,928,785
           15,600  * Trina Solar, Ltd. (ADR)                                            294,840
-----------------------------------------------------------------------------------------------
                                                                                     15,038,131
-----------------------------------------------------------------------------------------------
                     Financials--11.6%
           22,100    Allied World Assurance Holdings, Ltd.                              964,223
            5,840    Chicago Mercantile Exchange Holdings, Inc. - Class "A"           2,976,940
           50,600  * E*TRADE Financial Corporation                                    1,134,452
           42,230    Franklin Resources, Inc.                                         4,652,479
            8,400    Goldman Sachs Group, Inc.                                        1,674,540
           31,030    Moody's Corporation                                              2,142,932
          121,170  * Move, Inc.                                                         667,647
           12,170    Nuveen Investments, Inc. - Class "A"                               631,380
           12,630  * ProAssurance Corporation                                           630,490
           49,050    State Street Corporation                                         3,307,932
           37,300    T. Rowe Price Group, Inc.                                        1,632,621
           97,340    UBS AG                                                           5,872,522
           14,100    Waddell & Reed Financial, Inc. - Class "A"                         385,776
-----------------------------------------------------------------------------------------------
                                                                                     26,673,934
-----------------------------------------------------------------------------------------------
                     Health Care--14.8%
           16,290  * Alkermes, Inc.                                                     217,797
           10,540  * Amylin Pharmaceuticals, Inc.                                       380,178
           67,740    AstraZeneca PLC (ADR)                                            3,627,477
           10,300  * Cephalon, Inc.                                                     725,223
           20,380  * Digene Corporation                                                 976,610
           14,270  * Hologic, Inc.                                                      674,686
           27,500    Manor Care, Inc.                                                 1,290,300
          154,330    Medtronic, Inc.                                                  8,258,198
          113,720    Sanofi-Aventis (ADR)                                             5,250,452
          239,570    Schering-Plough Corporation                                      5,663,435
           14,210    Sirona Dental Systems, Inc.                                        547,227
          117,940    UnitedHealth Group, Inc.                                         6,336,916
-----------------------------------------------------------------------------------------------
                                                                                     33,948,499
-----------------------------------------------------------------------------------------------
                     Industrials--18.5%
           17,180  * American Commercial Lines, Inc.                                  1,125,462
           22,500  * American Reprographics Company                                     749,475
           80,640    Boeing Company                                                   7,164,058
           16,000    C. H. Robinson Worldwide, Inc.                                     654,240
            7,310    Copa Holdings SA - Class "A"                                       340,354
           56,910    Danaher Corporation                                              4,122,560
           58,900    Equifax, Inc.                                                    2,391,340
            6,900    Florida East Coast Industries, Inc.                                411,240
           21,600    Fluor Corporation                                                1,763,640
           62,110    General Dynamics Corporation                                     4,617,879
          167,190    General Electric Company                                         6,221,140
           29,300  * IHS, Inc - Class "A"                                             1,156,764
           19,700    Landstar System, Inc.                                              752,146
           16,000    Manpower, Inc.                                                   1,198,880
           34,800  * Monster Worldwide, Inc.                                          1,623,072
           28,070  * Resources Connection, Inc.                                         893,749
           20,700    Robert Half International, Inc.                                    768,384
           20,300    Rockwell Collins, Inc.                                           1,284,787
           36,100  * TeleTech Holdings, Inc.                                            862,068
           60,680    United Parcel Service, Inc. - Class "B"                          4,549,786
-----------------------------------------------------------------------------------------------
                                                                                     42,651,024
-----------------------------------------------------------------------------------------------
                     Information Technology--30.0%
           95,890    Accenture, Ltd. - Class "A"                                      3,541,218
           38,900  * Activision, Inc.                                                   670,636
          133,140  * Adobe Systems, Inc.                                              5,474,716
           51,900  * Altera Corporation                                               1,021,392
          144,470  * Autodesk, Inc.                                                   5,845,256
           33,370    Automatic Data Processing, Inc.                                  1,643,473
            5,960  * Baidu.com, Inc. (ADR)                                              671,811
           11,300  * Cadence Design Systems, Inc.                                       202,383
          226,750  * Cisco Systems, Inc.                                              6,197,077
           14,000  * Cognizant Technology Solutions Corporation - Class "A"           1,080,240
           97,720  * eBay, Inc.                                                       2,938,440
          212,240  * EMC Corporation                                                  2,801,568
            7,300  * Equinix, Inc.                                                      552,026
           10,900  * Google, Inc. - Class "A"                                         5,019,232
           24,600    KLA-Tencor Corporation                                           1,223,850
          117,550    Linear Technology Corporation                                    3,564,116
           87,540    MoneyGram International, Inc.                                    2,745,254
          106,940    Motorola, Inc.                                                   2,198,686
          216,170  * Network Appliance, Inc.                                          8,491,157
          354,540  * Oracle Corporation                                               6,076,815
           36,940  * Red Hat, Inc.                                                      849,620
           33,050  * Redback Networks, Inc.                                             824,267
           29,210  * SanDisk Corporation                                              1,256,906
           18,080  * Silicon-On-Insulator Technologies +                                642,521
           42,880  * VeriFone Holdings, Inc.                                          1,517,952
           87,420    Western Union Company                                            1,959,956
-----------------------------------------------------------------------------------------------
                                                                                     69,010,568
-----------------------------------------------------------------------------------------------
                     Materials--2.0%
           28,220    Agrium, Inc.                                                       888,648
           27,190    Companhia Vale Do Rio Doce (ADR)                                   808,631
           15,570    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                   867,716
           26,600    Teck Cominco, Ltd. - Class "B"                                   2,004,310
-----------------------------------------------------------------------------------------------
                                                                                      4,569,305
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--2.0%
           95,680  * American Tower Corporation - Class "A"                           3,566,950
           16,880  * Leap Wireless International, Inc.                                1,003,854
-----------------------------------------------------------------------------------------------
                                                                                      4,570,804
-----------------------------------------------------------------------------------------------
                     Utilities--1.0%
           43,660    TXU Corporation                                                  2,366,809
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $191,021,487)                                    223,011,161
-----------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--3.2%
           $7,318M   UBS Securities, 4.9%, dated 12/29/06, to be
                     repurchased at $7,321,984 on 1/2/07
                     (collateralized by U.S. Treasury Bonds,
                     6.625%, 2/15/27, valued at $7,477,747)
                     (cost $7,318,000)                                                7,318,000
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $198,339,487)                     100.1%           230,329,161
Excess of Liabilities Over Other Assets                              (.1)              (313,867)
-----------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $230,015,294
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

+ Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2006, the Fund held one security that was fair valued by its Valuation Committee with a value of $642,521 representing .3% of the Fund's net assets.

  At December 31, 2006, the cost of investments for federal income tax purposes was $198,761,984. Accumulated net unrealized appreciation on investments was $31,567,177, consisting of $33,598,787 gross unrealized appreciation and $2,031,610 gross unrealized depreciation.



Portfolio of Investments  (unaudited)
MID-CAP OPPORTUNITY FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares   Security                                                              Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.1%
                     Consumer Discretionary--15.3%
           92,500  * Aeropostale, Inc.                                               $2,855,475
          140,000    bebe stores, inc.                                                2,770,600
           70,000    BorgWarner, Inc.                                                 4,131,400
          102,000  * Coach, Inc.                                                      4,381,920
          180,000    Foot Locker, Inc.                                                3,947,400
           55,500    Gannett Company, Inc.                                            3,355,530
           34,000    Harman International Industries, Inc.                            3,396,940
          125,000    Leggett & Platt, Inc.                                            2,987,500
          280,000  * Morgans Hotel Group Company                                      4,740,400
          130,000    Movado Group, Inc.                                               3,770,000
          207,500  * New York & Company, Inc.                                         2,714,100
          111,000  * Office Depot, Inc.                                               4,236,870
          130,000    Orient-Express Hotels, Ltd.                                      6,151,600
           75,000    Polo Ralph Lauren Corporation - Class "A"                        5,824,500
          255,000  * Quiksilver, Inc.                                                 4,016,250
           35,000  * Red Robin Gourmet Burgers, Inc.                                  1,254,750
           95,000    Tiffany & Company                                                3,727,800
          153,000    Tupperware Corporation                                           3,459,330
          300,000  * Warnaco Group, Inc. - Class "A"                                  7,614,000
          128,000    Wolverine World Wide, Inc.                                       3,650,560
-----------------------------------------------------------------------------------------------
                                                                                     78,986,925
-----------------------------------------------------------------------------------------------
                     Consumer Staples--4.2%
           50,000    Altria Group, Inc.                                               4,291,000
          180,000  * Constellation Brands, Inc. - Class "A"                           5,223,600
          125,000  * Dean Foods Company                                               5,285,000
          175,000    Sara Lee Corporation                                             2,980,250
          112,500    Tootsie Roll Industries, Inc.                                    3,678,750
-----------------------------------------------------------------------------------------------
                                                                                     21,458,600
-----------------------------------------------------------------------------------------------
                     Energy--7.4%
          102,500    Chesapeake Energy Corporation                                    2,977,625
           50,000    EOG Resources, Inc.                                              3,122,500
           50,000    GlobalSantaFe Corporation                                        2,939,000
           80,000  * Grant Prideco, Inc.                                              3,181,600
          120,000    Patterson-UTI Energy, Inc.                                       2,787,600
           45,000    Suncor Energy, Inc.                                              3,550,950
           75,000  * Swift Energy Company                                             3,360,750
          210,000    Talisman Energy, Inc.                                            3,567,900
           47,000    Technip SA (ADR)                                                 3,224,670
           40,000  * Transocean, Inc.                                                 3,235,600
           80,000  * Weatherford International, Ltd.                                  3,343,200
           65,000    XTO Energy, Inc.                                                 3,058,250
-----------------------------------------------------------------------------------------------
                                                                                     38,349,645
-----------------------------------------------------------------------------------------------
                     Financials--20.0%
           80,000    A.G. Edwards, Inc.                                               5,063,200
           50,000    Ambac Financial Group, Inc.                                      4,453,500
          122,000  * AmeriCredit Corporation                                          3,070,740
          175,000    Aspen Insurance Holdings, Ltd.                                   4,613,000
           34,000    Bear Stearns Companies, Inc.                                     5,534,520
           44,500    Capital One Financial Corporation                                3,418,490
           85,000    Citigroup, Inc.                                                  4,734,500
           60,000    City National Corporation                                        4,272,000
          190,000    Colonial BancGroup, Inc.                                         4,890,600
          180,000  * Conseco, Inc.                                                    3,596,400
           40,000    DCT Industrial Trust, Inc.                                         472,000
           97,000    Douglas Emmett, Inc.                                             2,579,230
           52,000    General Growth Properties, Inc.                                  2,715,960
           80,000    Health Care Property Investors, Inc.                             2,945,600
          135,000    Hub International, Ltd.                                          4,237,650
          111,000    Lazard, Ltd. - Class "A"                                         5,254,740
           98,500  * NASDAQ Stock Market, Inc.                                        3,032,815
          220,000    NewAlliance Bancshares, Inc.                                     3,608,000
           90,000    PMI Group, Inc.                                                  4,245,300
           95,000    Protective Life Corporation                                      4,512,500
           40,300    Provident Financial Services, Inc.                                 730,639
           70,000    Radian Group, Inc.                                               3,773,700
           70,000    SAFECO Corporation                                               4,378,500
          215,000    Sovereign Bancorp, Inc.                                          5,458,850
           50,000    Sunstone Hotel Investors, Inc.                                   1,336,500
          180,000    Waddell & Reed Financial, Inc. - Class "A"                       4,924,800
            5,000    Westfield Financial, Inc. +                                         52,722
           62,500    Zions Bancorporation                                             5,152,500
-----------------------------------------------------------------------------------------------
                                                                                    103,058,956
-----------------------------------------------------------------------------------------------
                     Health Care--9.9%
           70,000    Aetna, Inc.                                                      3,022,600
          225,000  * Allscripts Healthcare Solutions, Inc.                            6,072,750
           54,000    Beckman Coulter, Inc.                                            3,229,200
           75,000    Caremark Rx, Inc.                                                4,283,250
          151,000  * Community Health Systems, Inc.                                   5,514,520
          165,000    DENTSPLY International, Inc.                                     4,925,250
          312,000  * Exelixis, Inc.                                                   2,808,000
           70,000  * Gilead Sciences, Inc.                                            4,545,100
           54,500  * Laboratory Corporation of America Holdings                       4,004,115
           40,000  * St. Jude Medical, Inc.                                           1,462,400
          130,000  * Thermo Fisher Scientific, Inc.                                   5,887,700
          110,000  * Waters Corporation                                               5,386,700
-----------------------------------------------------------------------------------------------
                                                                                     51,141,585
-----------------------------------------------------------------------------------------------
                     Industrials--13.8%
           55,000    Avery Dennison Corporation                                       3,736,150
          160,000    Chicago Bridge & Iron Company NV - NY Shares                     4,374,400
           80,500  * ChoicePoint, Inc.                                                3,170,090
           37,000    FedEx Corporation                                                4,018,940
          162,500  * Gardner Denver, Inc.                                             6,062,875
           60,000    Harsco Corporation                                               4,566,000
           80,000    IDEX Corporation                                                 3,792,800
          215,000    K&F Industries Holdings, Inc.                                    4,882,650
          205,000    Knoll, Inc.                                                      4,510,000
           51,000    L-3 Communications Holdings, Inc.                                4,170,780
           70,000    Manpower, Inc.                                                   5,245,100
          100,500  * Mobile Mini, Inc.                                                2,707,470
           67,500    Northrop Grumman Corporation                                     4,569,750
          100,000    Regal-Beloit Corporation                                         5,251,000
           90,000    Rolls-Royce Group PLC (ADR)                                      3,943,386
           65,000    Roper Industries, Inc.                                           3,265,600
          130,000  * Williams Scotsman International, Inc.                            2,550,600
-----------------------------------------------------------------------------------------------
                                                                                     70,817,591
-----------------------------------------------------------------------------------------------
                     Information Technology--14.0%
           80,000  * DST Systems, Inc.                                                5,010,400
          175,000  * Electronics for Imaging, Inc.                                    4,651,500
          105,000    Fair Isaac Corporation                                           4,268,250
          100,000    Harris Corporation                                               4,586,000
          280,000  * Ingram Micro, Inc. - Class "A"                                   5,714,800
          141,000  * International Rectifier Corporation                              5,432,730
          180,000    Intersil Corporation - Class "A"                                 4,305,600
          120,000  * Intuit, Inc.                                                     3,661,200
           85,000  * Lam Research Corporation                                         4,302,700
          120,000  * MEMC Electronic Materials, Inc.                                  4,696,800
           85,000    Microchip Technology, Inc.                                       2,779,500
          270,000  * Powerwave Technologies, Inc.                                     1,741,500
          370,000  * Silicon Image, Inc.                                              4,706,400
          428,250  * Smart Modular Technologies (WWH), Inc.                           5,764,245
          212,500  * Sybase, Inc.                                                     5,248,750
          110,000  * Varian Semiconductor Equipment Associates, Inc.                  5,007,200
-----------------------------------------------------------------------------------------------
                                                                                     71,877,575
-----------------------------------------------------------------------------------------------
                     Materials--6.0%
          121,000    Agrium, Inc.                                                     3,810,290
           34,875    Allegheny Technologies, Inc.                                     3,162,465
           48,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                 2,675,040
          130,000    Louisiana-Pacific Corporation                                    2,798,900
           90,000    Lubrizol Corporation                                             4,511,700
           67,000    Praxair, Inc.                                                    3,975,110
          250,000    Sappi, Ltd. (ADR)                                                4,192,500
           76,000    Sigma-Aldrich Corporation                                        5,906,720
-----------------------------------------------------------------------------------------------
                                                                                     31,032,725
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--1.9%
          200,000    Citizens Communications Company                                  2,874,000
          212,000  * NTELOS Holdings Corporation                                      3,790,560
          163,000  * Time Warner Telecom, Inc. - Class "A"                            3,248,590
-----------------------------------------------------------------------------------------------
                                                                                      9,913,150
-----------------------------------------------------------------------------------------------
                     Utilities--5.6%
          135,000    AGL Resources, Inc.                                              5,252,850
           90,000    California Water Service Group                                   3,636,000
          100,000    Consolidated Edison, Inc.                                        4,807,000
          125,000    Equitable Resources, Inc.                                        5,218,750
          120,000    SCANA Corporation                                                4,874,400
          110,000    Wisconsin Energy Corporation                                     5,220,600
-----------------------------------------------------------------------------------------------
                                                                                     29,009,600
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $374,149,754)                                    505,646,352
-----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT
                     AGENCY OBLIGATIONS - 2.3%
           $5,000M   Fannie Mae, 5.15%, 1/31/07                                       4,977,108
            6,800M   Federal Home Loan Bank, 5.21%, 1/19/07                           6,780,309
-----------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Agency Obligations (cost $11,757,417)                 11,757,417
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $385,907,171)                     100.4%           517,403,769
Excess of Liabilities Over Other Assets                              (.4)            (2,146,949)
-----------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $515,256,820
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

+ Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31 , 2006, the Fund held one security that was fair valued by its Valuation Committee with a value of $52,722 representing .0% of the Fund's net assets.

  At December 31, 2006, the cost of investments for federal income tax purposes was $386,024,443. Accumulated net unrealized appreciation on investments was $131,379,326, consisting of $133,589,502 gross unrealized appreciation and $2,210,176 gross unrealized depreciation.




Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--96.7%
                     Consumer Discretionary--18.0%
          156,600    Brunswick Corporation                                           $4,995,540
          162,500    Catalina Marketing Corporation                                   4,468,750
          140,300    Dillard's, Inc. - Class "A"                                      4,906,291
          148,500    Jackson Hewitt Tax Service, Inc.                                 5,044,545
          270,200    Journal Communications, Inc.                                     3,407,222
           89,425    Media General, Inc.- Class "A"                                   3,323,927
          172,400  * Payless ShoeSource, Inc.                                         5,658,168
          171,600  * Rent-A-Center, Inc.                                              5,063,916
          130,400  * Scholastic Corporation                                           4,673,536
          278,000  * Tempur-Pedic International, Inc.                                 5,687,880
          636,700  * Visteon Corporation                                              5,399,216
-----------------------------------------------------------------------------------------------
                                                                                     52,628,991
-----------------------------------------------------------------------------------------------
                     Consumer Staples--8.4%
          119,250    Church & Dwight Co., Inc.                                        5,086,013
          176,600    Flower Foods, Inc.                                               4,766,434
          128,900    Hormel Foods Corporation                                         4,813,126
          112,800    Lancaster Colony Corporation                                     4,998,168
          148,853    Tootsie Roll Industries, Inc.                                    4,867,493
-----------------------------------------------------------------------------------------------
                                                                                     24,531,234
-----------------------------------------------------------------------------------------------
                     Energy--.7%
          266,700  * Parker Drilling Company                                          2,178,939
-----------------------------------------------------------------------------------------------
                     Financials--8.1%
           15,100  * Alleghany Corporation                                            5,490,360
          168,900    Arthur J. Gallagher & Co.                                        4,990,995
          143,200    Calamos Asset Management, Inc. - Class "A"                       3,842,056
          118,400    Harleysville Group, Inc.                                         4,122,688
          328,900    Phoenix Companies, Inc.                                          5,226,221
-----------------------------------------------------------------------------------------------
                                                                                     23,672,320
-----------------------------------------------------------------------------------------------
                     Health Care--3.0%
          102,200  * Magellan Health Services, Inc.                                   4,417,084
           82,300    West Pharmaceutical Services, Inc.                               4,216,229
-----------------------------------------------------------------------------------------------
                                                                                      8,633,313
-----------------------------------------------------------------------------------------------
                     Industrials--22.1%
           60,000    Carlisle Companies, Inc.                                         4,710,000
          146,800    CLARCOR, Inc.                                                    4,963,308
          140,200    Curtiss-Wright Corporation                                       5,198,616
          127,200  * Esterline Technologies Corporation                               5,117,256
          108,300    HNI Corporation                                                  4,809,603
          114,900    John H. Harland Company                                          5,767,980
          166,300  * Kansas City Southern, Inc.                                       4,819,374
           80,000    Kennametal, Inc.                                                 4,708,000
          290,800  * Labor Ready, Inc.                                                5,330,364
           85,000  * NCI Building Systems, Inc.                                       4,398,750
          152,600    Pentair, Inc.                                                    4,791,640
           86,700    United Industrial Corporation                                    4,400,025
          144,000    Woodward Governor Company                                        5,718,240
-----------------------------------------------------------------------------------------------
                                                                                     64,733,156
-----------------------------------------------------------------------------------------------
                     Information Technology--18.0%
          212,550  * Avnet, Inc.                                                      5,426,402
          295,600    AVX Corporation                                                  4,371,924
          146,200  * Cabot Microelectronics Corporation                               4,962,028
           73,400    CDW Corporation                                                  5,161,488
          225,900  * Checkpoint Systems, Inc.                                         4,563,180
          239,100  * Convergys Corporation                                            5,685,798
           95,800    Imation Corporation                                              4,447,994
          151,600    MoneyGram International, Inc.                                    4,754,176
           79,250  * Overland Storage, Inc.                                             356,625
           76,900  * Rogers Corporation                                               4,548,635
          269,400  * Tyler Technologies, Inc.                                         3,787,764
          101,400  * Varian Semiconductor Equipment Associates, Inc.                  4,615,728
-----------------------------------------------------------------------------------------------
                                                                                     52,681,742
-----------------------------------------------------------------------------------------------
                     Materials--5.1%
           79,700    AptarGroup, Inc.                                                 4,705,488
          197,000    Commercial Metals Company                                        5,082,600
          120,800    Eagle Materials, Inc.                                            5,222,184
-----------------------------------------------------------------------------------------------
                                                                                     15,010,272
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--6.6%
          105,300    CenturyTel, Inc.                                                 4,597,398
          544,400  * Premiere Global Services, Inc.                                   5,139,136
          107,775    Telephone & Data Systems, Inc. - Special Shares                  5,345,640
          184,700    USA Mobility, Inc.                                               4,131,739
-----------------------------------------------------------------------------------------------
                                                                                     19,213,913
-----------------------------------------------------------------------------------------------
                     Utilities--6.7%
          261,800  * CMS Energy Corporation                                           4,372,060
          718,600  * Dynegy, Inc. - Class "A"                                         5,202,663
          176,800    Energy East Corporation                                          4,384,640
           83,700    NSTAR                                                            2,875,933
          112,100    Pepco Holdings, Inc.                                             2,915,721
-----------------------------------------------------------------------------------------------
                                                                                     19,751,017
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $237,277,906)                                    283,034,897
-----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--3.3%
           $9,600M   Federal Home Loan Bank, 4.8%, 1/2/07
                      (cost $9,596,159)                                               9,596,159
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $246,874,065)                      100.0%          292,631,056
Other Assets, Less Liabilities                                         --                64,952
-----------------------------------------------------------------------------------------------
Net Assets                                                          100.0%         $292,696,008
===============================================================================================

* Non-income producing

  At December 31, 2006, the cost of investments for federal income tax purposes was $247,151,241. Accumulated net unrealized appreciation on investments was $45,479,814, consisting of $49,768,519 gross unrealized appreciation and $4,288,705 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FOCUSED EQUITY FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.7%
                     Consumer Discretionary--6.3%
           26,800    CBS Corporation - Class "B"                                       $835,624
           13,300    Federated Department Stores, Inc.                                  507,129
           38,700    Staples, Inc.                                                    1,033,290
           22,650  * Viacom, Inc. - Class "B"                                           929,329
-----------------------------------------------------------------------------------------------
                                                                                      3,305,372
-----------------------------------------------------------------------------------------------
                     Consumer Staples--9.6%
           19,200    Altria Group, Inc.                                               1,647,744
           11,600    Coca-Cola Company                                                  559,700
           13,200    General Mills, Inc.                                                760,320
           20,100    PepsiCo, Inc.                                                    1,257,255
           13,400    Procter & Gamble Company                                           861,218
-----------------------------------------------------------------------------------------------
                                                                                      5,086,237
-----------------------------------------------------------------------------------------------
                     Energy--10.3%
           31,700    Chesapeake Energy Corporation                                      920,885
           29,000    ConocoPhillips                                                   2,086,550
           35,400    Halliburton Company                                              1,099,170
           12,800    Noble Energy, Inc.                                                 628,096
           17,600    Petro-Canada                                                       722,304
-----------------------------------------------------------------------------------------------
                                                                                      5,457,005
-----------------------------------------------------------------------------------------------
                     Financials--19.7%
           22,200    ACE, Ltd.                                                        1,344,654
           32,600    Bank of America Corporation                                      1,740,514
           39,900    Citigroup, Inc.                                                  2,222,430
           10,700    Merrill Lynch & Company, Inc.                                      996,170
           15,400    MetLife, Inc.                                                      908,754
           12,100    PNC Financial Services Group, Inc.                                 895,884
           15,900    State Street Corporation                                         1,072,296
           20,100    UBS AG                                                           1,212,633
-----------------------------------------------------------------------------------------------
                                                                                     10,393,335
-----------------------------------------------------------------------------------------------
                     Health Care--13.2%
           11,500    Abbott Laboratories                                                560,165
            6,200    Alcon, Inc.                                                        692,974
           15,300  * Amgen, Inc.                                                      1,045,143
           16,900    Eli Lilly & Company                                                880,490
           29,900    Medtronic, Inc.                                                  1,599,949
           52,800    Schering-Plough Corporation                                      1,248,192
           11,800  * WellPoint, Inc.                                                    928,542
-----------------------------------------------------------------------------------------------
                                                                                      6,955,455
-----------------------------------------------------------------------------------------------
                     Industrials--13.5%
           15,000    Boeing Company                                                   1,332,600
            8,700    Fluor Corporation                                                  710,355
           43,800    General Electric Company                                         1,629,798
            8,400    Lockheed Martin Corporation                                        773,388
           10,100    United Parcel Service, Inc. - Class "B"                            757,298
           14,900    United Technologies Corporation                                    931,548
           27,600    Waste Management, Inc.                                           1,014,852
-----------------------------------------------------------------------------------------------
                                                                                      7,149,839
-----------------------------------------------------------------------------------------------
                     Information Technology--22.1%
           34,200    Accenture, Ltd. - Class "A"                                      1,263,006
           27,700  * Adobe Systems, Inc.                                              1,139,024
           44,800  * Cisco Systems, Inc.                                              1,224,384
           54,500  * Corning, Inc.                                                    1,019,695
          101,800  * EMC Corporation                                                  1,343,760
            3,100  * Google, Inc. - Class "A"                                         1,427,488
           13,300    Hewlett-Packard Company                                            547,827
           26,200    Maxim Integrated Products, Inc.                                    802,244
           55,700    Microsoft Corporation                                            1,663,202
           30,800  * Oracle Corporation                                                 527,912
           18,000    QUALCOMM, Inc.                                                     680,220
-----------------------------------------------------------------------------------------------
                                                                                     11,638,762
-----------------------------------------------------------------------------------------------
                     Telecommunication Services--1.0%
           27,521    Sprint Nextel Corporation                                          519,872
-----------------------------------------------------------------------------------------------
                     Utilities--3.0%
           10,800    Dominion Resources, Inc.                                           905,472
           10,800    Exelon Corporation                                                 668,412
-----------------------------------------------------------------------------------------------
                                                                                      1,573,884
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $43,752,397)                                      52,079,761
-----------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--1.3%
             $683M   UBS Securities, 4.9%, dated 12/29/06, to be
                     repurchased at $683,372 on 1/2/07
                     (collateralized by U.S. Treasury Bonds,
                     5.25%, 2/15/2029, valued at $698,014)
                     (cost $683,000)                                                    683,000
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $44,435,397)                      100.0%            52,762,761
Excess of Liabilities Over Other Assets                               --                 (7,009)
-----------------------------------------------------------------------------------------------
Net Assets                                                         100.0%           $52,755,752
===============================================================================================

* Non-income producing

  At December 31, 2006, the cost of investments for federal income tax purposes was $44,510,247. Accumulated net unrealized appreciation on investments was $8,252,514, consisting of $8,889,263 gross unrealized appreciation and $636,749 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


           Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--97.5%
                     United States--43.5%
           13,200    Abbott Laboratories                                               $642,972
           14,000    Abercrombie & Fitch Company - Class "A"                            974,820
           73,800    Accenture, Ltd. - Class "A"                                      2,725,434
           26,900    ACE, Ltd.                                                        1,629,333
           48,000  * Adobe Systems, Inc.                                              1,973,760
           10,300  * Affiliated Managers Group, Inc.                                  1,082,839
           11,100  * Alliance Data Systems Corporation                                  693,417
           24,900    Altria Group, Inc.                                               2,136,918
           18,700  * Amdocs, Ltd.                                                       724,625
           43,300    American Electric Power Company, Inc.                            1,843,714
           37,653    American International Group, Inc.                               2,698,214
           27,600  * Amgen, Inc.                                                      1,885,356
           14,000    Amphenol Corporation - Class "A"                                   869,120
           20,800    AT&T, Inc.                                                         743,600
           14,000  * Autodesk, Inc.                                                     566,440
           14,400    Automatic Data Processing, Inc.                                    709,200
           51,000    Bank of America Corporation                                      2,722,890
           17,200    Boeing Company                                                   1,528,048
           28,800  * Carter's, Inc.                                                     734,400
           59,300    CBS Corporation - Class "B"                                      1,848,974
            9,300  * Cephalon, Inc.                                                     654,813
           23,100    Chesapeake Energy Corporation                                      671,055
           87,900  * Cisco Systems, Inc.                                              2,402,307
           86,949    Citigroup, Inc.                                                  4,843,059
           16,200    Colgate-Palmolive Company                                        1,056,888
           24,500    ConocoPhillips                                                   1,762,775
           87,500  * Corning, Inc.                                                    1,637,125
           11,100  * Coventry Health Care, Inc.                                         555,555
           11,000    Danaher Corporation                                                796,840
           13,200    Dominion Resources, Inc.                                         1,106,688
           71,600  * E*TRADE Financial Corporation                                    1,605,272
           20,400    Eli Lilly & Company                                              1,062,840
          220,700  * EMC Corporation                                                  2,913,240
           22,600    EOG Resources, Inc.                                              1,411,370
           60,600    ExxonMobil Corporation                                           4,643,778
           22,000    Federated Department Stores, Inc.                                  838,860
           11,600    Fluor Corporation                                                  947,140
            8,200  * Forest Laboratories, Inc.                                          414,920
           15,800  * Genentech, Inc.                                                  1,281,854
          104,000    General Electric Company                                         3,869,840
           12,600    General Mills, Inc.                                                725,760
           62,800    GlobalSantaFe Corporation                                        3,691,384
            7,000    Goldman Sachs Group, Inc.                                        1,395,450
            5,200  * Google, Inc. - Class "A"                                         2,394,496
           37,300    Halliburton Company                                              1,158,165
           23,100  * Health Net, Inc.                                                 1,124,046
           42,600    Hewlett-Packard Company                                          1,754,694
           11,900    Home Depot, Inc.                                                   477,904
           26,500    Intel Corporation                                                  536,625
           14,400    International Business Machines Corporation                      1,398,960
            8,600    J.C. Penney Company, Inc.                                          665,296
           37,100    Joy Global, Inc.                                                 1,793,414
           29,100  * Lam Research Corporation                                         1,473,042
           12,000    Lockheed Martin Corporation                                      1,104,840
            5,300    Loews Corporation - Carolina Group                                 343,016
            9,300    Manpower, Inc.                                                     696,849
           21,800  * Marvell Technology Group, Ltd.                                     418,342
           49,200    Maxim Integrated Products, Inc.                                  1,506,504
           60,800    Medtronic, Inc.                                                  3,253,408
           12,300  * MEMC Electronic Materials, Inc.                                    481,422
           16,400    Merrill Lynch & Company, Inc.                                    1,526,840
          127,100    Microsoft Corporation                                            3,795,206
            5,400  * Monster Worldwide, Inc.                                            251,856
           47,100  * Mosaic Company                                                   1,006,056
           21,700  * NASDAQ Stock Market, Inc.                                          668,143
            9,100    NIKE, Inc. - Class "B"                                             901,173
           49,000  * Oracle Corporation                                                 839,860
           39,900    Patterson-UTI Energy, Inc.                                         926,877
           12,800    PepsiCo, Inc.                                                      800,640
           29,800    PNC Financial Services Group, Inc.                               2,206,392
           20,400    Precision Castparts Corporation                                  1,596,912
           16,400    Procter & Gamble Company                                         1,054,028
           23,700    QUALCOMM, Inc.                                                     895,623
            4,900  * SanDisk Corporation                                                210,847
           56,500    Schering-Plough Corporation                                      1,335,660
           14,200    Simon Property Group, Inc. (REIT)                                1,438,318
           30,500    Sprint Nextel Corporation                                          576,145
           18,500  * St. Jude Medical, Inc.                                             676,360
           69,800    Staples, Inc.                                                    1,863,660
           18,800    State Street Corporation                                         1,267,872
           12,300  * Terex Corporation                                                  794,334
           48,200    TJX Companies, Inc.                                              1,372,736
           28,000    Tyco International, Ltd.                                           851,200
           16,400    United Parcel Service, Inc. - Class "B"                          1,229,672
           17,600    United Technologies Corporation                                  1,100,352
           32,700    UnitedHealth Group, Inc.                                         1,756,971
           27,700  * Viacom, Inc. - Class "B"                                         1,136,531
           33,300    W.R. Berkley Corporation                                         1,149,183
           40,600    Wal-Mart Stores, Inc.                                            1,874,908
           28,400    Waste Management, Inc.                                           1,044,268
           16,100  * Waters Corporation                                                 788,417
           16,800  * WellPoint, Inc.                                                  1,321,992
-----------------------------------------------------------------------------------------------
                                                                                    127,862,942
-----------------------------------------------------------------------------------------------
                     Japan--10.7%
           42,900    Aisin Seiki Company, Ltd.                                        1,436,541
           23,400    Astellas Pharma, Inc.                                            1,062,431
           70,050    Canon, Inc.                                                      3,938,861
           52,800    Eisai Company, Ltd.                                              2,898,007
           16,800    Eisai Company, Ltd. (ADR)                                          922,093
              534    Japan Tobacco, Inc.                                              2,576,896
           24,100    JFE Holdings, Inc.                                               1,239,839
            7,200    Keyence Corporation                                              1,781,948
              281    Mitsubishi UFJ Financial Group, Inc.                             3,462,713
          125,000    Nippon Oil Corporation                                             835,047
              175    Nippon Telegraph & Telephone Corporation                           860,644
            2,298    Rakuten, Inc.                                                    1,070,362
           45,400    Sega Sammy Holdings, Inc.                                        1,223,062
           93,000    Sompo Japan Insurance, Inc.                                      1,135,622
           43,400    Sony Corporation                                                 1,857,580
          153,000    Sumitomo Chemical Company, Ltd.                                  1,185,171
               63    Sumitomo Mitsui Financial Group, Inc.                              645,042
           16,200    TDK Corporation                                                  1,286,157
           60,200    Tokyo Electric Power Company, Inc.                               1,945,114
-----------------------------------------------------------------------------------------------
                                                                                     31,363,130
-----------------------------------------------------------------------------------------------
                     United Kingdom--7.1%
          116,377    Alliance Boots PLC                                               1,907,540
          149,119    Amvescap PLC (ADR)                                               1,739,405
           50,700    AstraZeneca PLC                                                  2,722,787
          467,660    Debenhams PLC                                                    1,736,735
          713,643    Old Mutual PLC                                                   2,433,747
           68,223    Reckitt Benckiser PLC                                            3,116,401
          497,814    Tesco PLC                                                        3,941,007
           69,135    Xstrata PLC                                                      3,450,323
-----------------------------------------------------------------------------------------------
                                                                                     21,047,945
-----------------------------------------------------------------------------------------------
                     France--6.7%
           14,665    Accor SA                                                         1,135,143
           30,881    Axa                                                              1,248,922
           16,015    BNP Paribas SA                                                   1,745,421
           22,001    Essilor International SA                                         2,363,001
           22,835    Lafarge SA                                                       3,393,558
           15,418    LVMH Moet Hennessy Louis Vuitton SA                              1,625,462
           40,514    PSA Peugeot Citroen                                              2,681,879
           31,321    Sanofi-Aventis                                                   2,889,041
           29,300    Sanofi-Aventis (ADR)                                             1,352,781
           32,310  * Silicon-On-Insulator Technologies                                1,148,222
-----------------------------------------------------------------------------------------------
                                                                                     19,583,430
-----------------------------------------------------------------------------------------------
                     Germany--4.4%
           12,211    Deutsche Boerse AG                                               2,249,941
          128,648    Deutsche Telekom AG - Registered                                 2,356,327
           18,568    Henkel KGaA                                                      2,732,497
           13,838    Muenchener Rueckversicherungs-Gesellschaft AG - Registered       2,390,424
           20,035    RWE AG                                                           2,204,946
           19,572    SAP AG                                                           1,041,121
-----------------------------------------------------------------------------------------------
                                                                                     12,975,256
-----------------------------------------------------------------------------------------------
                     Switzerland--3.9%
           39,386    Credit Suisse Group - Registered                                 2,750,599
           14,392    Nestle SA - Registered                                           5,105,051
           21,600    UBS AG - Registered                                              1,303,128
            8,227    Zurich Financial Services AG - Registered                        2,210,581
-----------------------------------------------------------------------------------------------
                                                                                     11,369,359
-----------------------------------------------------------------------------------------------
                     Canada--3.3%
           41,500    Alcan, Inc.                                                      2,025,252
           43,500    EnCana Corporation                                               2,006,973
           11,100  * Research In Motion, Ltd.                                         1,421,910
          137,300    Talisman Energy, Inc.                                            2,336,118
           25,200    Teck Cominco, Ltd. - Class "B"                                   1,903,480
-----------------------------------------------------------------------------------------------
                                                                                      9,693,733
-----------------------------------------------------------------------------------------------
                     Brazil--3.0%
          101,700    All America Latina Logistica                                     1,056,060
          265,300    Companhia Vale Do Rio Doce (ADR)                                 7,890,022
-----------------------------------------------------------------------------------------------
                                                                                      8,946,082
-----------------------------------------------------------------------------------------------
                     Netherlands--2.5%
           83,300  * AerCap Holdings NV                                               1,930,894
           75,784    Koninklijke (Royal) Philips Electronics NV                       2,855,079
           48,249  * Royal Numico NV                                                  2,592,664
-----------------------------------------------------------------------------------------------
                                                                                      7,378,637
-----------------------------------------------------------------------------------------------
                     Italy--2.3%
          431,923    Banca Intesa SpA                                                 3,331,904
          401,557    UniCredito Italiano SpA                                          3,515,973
-----------------------------------------------------------------------------------------------
                                                                                      6,847,877
-----------------------------------------------------------------------------------------------
                     Russia--1.7%
           13,200    LUKOIL (ADR)                                                     1,160,940
           43,700    OAO Gazprom (ADR)                                                2,010,200
           49,700  * TMK OAO - (GDR) +                                                1,739,500
-----------------------------------------------------------------------------------------------
                                                                                      4,910,640
-----------------------------------------------------------------------------------------------
                     Ireland--1.5%
           34,100  * Elan Corporation PLC (ADR)                                         502,975
           49,400  * Ryanair Holdings PLC (ADR)                                       4,026,100
-----------------------------------------------------------------------------------------------
                                                                                      4,529,075
-----------------------------------------------------------------------------------------------
                     Mexico--1.0%
           20,600    America Movil SA de CV (ADR) - Series "L"                          931,532
          216,800  * Empresas ICA SA de CV                                              816,987
            7,200  * Grupo Aeroportuario del Centro Norte SA de CV (ADR)                160,272
           24,500    Grupo Aeroportuario del Pacifico SA de CV (ADR)                    960,155
-----------------------------------------------------------------------------------------------
                                                                                      2,868,946
-----------------------------------------------------------------------------------------------
                     Sweden--.9%
           70,800    Assa Abloy - Class "B"                                           1,541,605
          283,000    Telefonaktiebolaget LM Ericsson - Class "B"                      1,143,497
-----------------------------------------------------------------------------------------------
                                                                                      2,685,102
-----------------------------------------------------------------------------------------------
                     Belgium--.6%
           26,543  * UCB SA                                                           1,818,301
-----------------------------------------------------------------------------------------------
                     Singapore--.6%
          150,000    Singapore Airlines, Ltd.                                         1,710,878
-----------------------------------------------------------------------------------------------
                     Taiwan--.6%
           84,032    Chunghwa Telecom Company, Ltd. (ADR)                             1,657,952
-----------------------------------------------------------------------------------------------
                     Hong Kong--.6%
          666,000    Cathay Pacific Airways, Ltd.                                     1,642,467
-----------------------------------------------------------------------------------------------
                     South Korea--.5%
           31,560  * Korea Electric Power Corporation                                 1,438,865
-----------------------------------------------------------------------------------------------
                     Norway--.5%
           51,450    Statoil ASA                                                      1,365,505
-----------------------------------------------------------------------------------------------
                     Spain--.4%
           54,415    Banco Bilbao Vizcaya Argentaria SA                               1,308,801
-----------------------------------------------------------------------------------------------
                     Finland--.4%
           63,400    Nokia Corporation (ADR)                                          1,288,288
-----------------------------------------------------------------------------------------------
                     Egypt--.4%
           19,000    Orascom Telecom Holding SAE                                      1,254,000
-----------------------------------------------------------------------------------------------
                     China--.3%
           14,000    Ctrip.com International, Ltd.                                      874,720
-----------------------------------------------------------------------------------------------
                     Australia--.1%
           12,600    Woodside Petroleum, Ltd. (ADR)                                     378,484
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $237,962,665)                                    286,800,415
-----------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--2.7%
           $8,015M   UBS Securities, 4.9% dated 12/29/06, to be
                         repurchased at $8,019,364 on 1/2/07
                         (collaterized by U.S. Treasury Bonds,
                         7.25%, 8/15/2022, valued at $8,187,795)
                         (cost $8,015,000)                                            8,015,000
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $245,977,665)                     100.2%           294,815,415
Excess of Liabilities Over Other Assets                              (.2)              (624,404)
-----------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $294,191,011
===============================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    GDR   Global Depositary Receipts
    REIT  Real Estate Investment Trust

+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 2006, the Fund held one 144A security with a value of $1,739,500 representing .6% of the Fund's net assets.

  At December 31, 2006, the cost of investments for federal income tax purposes was $246,601,422. Accumulated net unrealized appreciation on investments was $48,213,992, consisting of $50,567,639 gross unrealized appreciation and $2,353,647 gross unrealized depreciation.



Portfolio of Investments
GLOBAL FUND
December 31, 2006

Sector diversification of the portfolio was as follows:
--------------------------------------------------------------------------------------------------
                                                                    Percentage
Sector                                                           of Net Assets               Value
--------------------------------------------------------------------------------------------------
Energy                                                                     8.9%        $26,098,171
Diversified Financials                                                     7.9          23,155,438
Technology Hardware & Equipment                                            7.8          22,942,577
Pharmaceuticals, Biotechnology & Life Sciences                             7.5          22,235,248
Materials                                                                  7.5          22,093,700
Capital Goods                                                              6.3          18,672,407
Banks                                                                      5.5          16,216,247
Software & Services                                                        5.3          15,463,560
Insurance                                                                  5.1          14,896,026
Food,Beverage & Tobacco                                                    4.8          14,280,945
Health Care Equipment & Services                                           3.8          11,051,333
Transportation                                                             3.7          10,785,604
Consumer Durables & Apparel                                                3.1           9,196,756
Retailing                                                                  3.1           9,000,373
Utilities                                                                  2.9           8,539,327
Telecommunication Services                                                 2.8           8,380,199
Household & Personal Products                                              2.7           7,959,813
Food & Staples Retailing                                                   2.6           7,723,455
Semiconductors & Semiconductor Equipment                                   1.9           5,564,157
Automobiles & Components                                                   1.4           4,118,420
Media                                                                      1.0           2,985,505
Consumer Services                                                          0.7           2,009,863
Commercial Services & Supplies                                             0.7           1,992,973
Real Estate                                                                0.5           1,438,318
Repurchase Agreement                                                       2.7           8,015,000
--------------------------------------------------------------------------------------------------
Total Value of Investments                                               100.2         294,815,415
Excess of Liabilities Over Other Assets                                    (.2)           (624,404)
--------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%       $294,191,011
==================================================================================================



Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


            Shares   Security                                                             Value
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--86.3%
                     United Kingdom--22.1%
           15,780    Barratt Developments PLC                                          $381,413
           62,620    British American Tobacco PLC                                     1,751,326
           52,320    Diageo PLC                                                       1,026,535
           28,650    Imperial Tobacco Group PLC                                       1,127,048
           26,990    Northern Rock PLC                                                  622,257
           16,220    Reckitt Benckiser PLC                                              740,923
           23,546    Royal Bank of Scotland Group PLC                                   918,430
          226,000    Tesco PLC                                                        1,789,157
-----------------------------------------------------------------------------------------------
                                                                                      8,357,089
-----------------------------------------------------------------------------------------------
                     Switzerland--10.6%
           12,460    Kuehne & Nagel International AG - Registered                       904,873
               52    Lindt & Spruengli AG                                               128,136
            2,350    Nestle SA - Registered                                             833,579
           11,950    Novartis AG (ADR)                                                  686,408
            7,450    Roche Holding AG - Genusschein                                   1,333,518
            2,140    UBS AG - Registered                                                129,817
-----------------------------------------------------------------------------------------------
                                                                                      4,016,331
-----------------------------------------------------------------------------------------------
                     Spain--10.3%
           73,900    Banco Bilbao Vizcaya Argentaria SA                               1,777,459
           43,200    Enagas                                                           1,003,737
           26,380    Red Electrica de Espana                                          1,130,199
-----------------------------------------------------------------------------------------------
                                                                                      3,911,395
-----------------------------------------------------------------------------------------------
                     Australia--6.8%
           47,340    Aristocrat Leisure, Ltd.                                           593,285
           20,965    Australia and New Zealand Banking Group, Ltd.                      466,161
            2,000    Macquarie Bank, Ltd.                                               124,426
           40,200    Westfield Group                                                    665,083
           38,733    Woolworths, Ltd.                                                   729,654
-----------------------------------------------------------------------------------------------
                                                                                      2,578,609
-----------------------------------------------------------------------------------------------
                     Ireland--6.0%
           16,420    Allied Irish Bank PLC                                              487,176
           86,590    Anglo Irish Bank Corporation PLC                                 1,793,801
-----------------------------------------------------------------------------------------------
                                                                                      2,280,977
-----------------------------------------------------------------------------------------------
                     Japan--5.2%
            9,700    Daito Trust Construction Company, Ltd.                             444,480
           20,200    Millea Holdings, Inc.                                              712,014
           12,100    Toyota Motor Corporation                                           808,325
-----------------------------------------------------------------------------------------------
                                                                                      1,964,819
-----------------------------------------------------------------------------------------------
                     Mexico--4.3%
           13,280    America Movil SA de CV (ADR) - Series "L"                          600,522
           15,900  * America Telecom SA de CV - Series "A1"                             144,654
          160,200    Grupo Modelo SA de CV - Series "C"                                 884,829
-----------------------------------------------------------------------------------------------
                                                                                      1,630,005
-----------------------------------------------------------------------------------------------
                     India--3.3%
           16,300    HDFC Bank, Ltd. (ADR)                                            1,230,324
-----------------------------------------------------------------------------------------------
                     South Korea--3.1%
           17,620    Kangwon Land, Inc.                                                 382,714
            5,960    KT&G Corporation                                                   362,086
            9,340    S1 Corporation                                                     435,365
-----------------------------------------------------------------------------------------------
                                                                                      1,180,165
-----------------------------------------------------------------------------------------------
                     Belgium--3.0%
            2,365    Colruyt NV                                                         504,592
            9,450    InBev NV                                                           622,315
-----------------------------------------------------------------------------------------------
                                                                                      1,126,907
-----------------------------------------------------------------------------------------------
                     Brazil--2.5%
           14,510    Banco Itau Holding Financeira SA (ADR)                             522,940
           23,050    Souza Cruz SA                                                      410,797
-----------------------------------------------------------------------------------------------
                                                                                        933,737
-----------------------------------------------------------------------------------------------
                     France--2.5%
           11,600    M6 Metropole Television                                            413,920
            7,150    Total SA                                                           515,260
-----------------------------------------------------------------------------------------------
                                                                                        929,180
-----------------------------------------------------------------------------------------------
                     Netherlands--1.9%
           17,090    TNT NV                                                             734,215
-----------------------------------------------------------------------------------------------
                     South Africa--1.9%
           28,670    Remgro, Ltd.                                                       723,830
-----------------------------------------------------------------------------------------------
                     Norway--1.4%
            9,600    Orkla ASA                                                          544,267
-----------------------------------------------------------------------------------------------
                     Taiwan--1.4%
           47,520    Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)             519,394
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $29,376,853)                                      32,661,244
-----------------------------------------------------------------------------------------------
                     WARRANTS--4.0%
                     India
            7,675  * Bharat Heavy Electricals, Ltd. (expiring 7/20/10)+                 398,724
           44,010  * Bharti Tele-Ventures,Ltd. (expiring 5/31/10)+                      626,394
              700  * HDFC Bank, Ltd. (expiring 6/28/10)+                                 16,890
           12,750  * Housing Development Finance Corp. (expiring 5/25/09)+              467,989
-----------------------------------------------------------------------------------------------
Total Value of Warrants (cost $1,383,166)                                             1,509,997
-----------------------------------------------------------------------------------------------
                     OPTIONS--.3%
                     Switzerland
               28  * Novartis AG - Registered (strike price 50 expiring 12/18/09)        49,912
               13  * Roche Holding AG - Genusschein (strike price 160, expiring
                     12/18/09)                                                           71,597
-----------------------------------------------------------------------------------------------
Total Value of Options (cost $121,004)                                                  121,509
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $30,881,023)                      90.6%             34,292,750
Other Assets, Less Liabilities                                      9.4               3,573,287
-----------------------------------------------------------------------------------------------
Net Assets                                                        100.0%            $37,866,037
===============================================================================================

 * Non-income producing

 + Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31 , 2006, the Fund held four securities that were fair valued by its Valuation Committee with an aggregate value of $1,509,997 representing 4.0% of the Fund's net assets.


   Summary of Abbreviations:

     ADR American Depositary Receipts

   At December 31, 2006, the cost of investments for federal income tax purposes was $30,881,023. Accumulated net unrealized appreciation on investments was $3,411,727, consisting of $3,503,240 gross unrealized appreciation and $91,513 gross unrealized depreciation.



Portfolio of Investments
INTERNATIONAL FUND
December 31, 2006


Sector diversification of the portfolio was as follows:
-----------------------------------------------------------------------------------------------
                                                                   Percentage
Sector                                                          of Net Assets             Value
-----------------------------------------------------------------------------------------------
Banks                                                                    21.9%       $8,303,425
Food, Beverage & Tobacco                                                 18.9         7,146,652
Food & Staples Retailing                                                  8.0         3,023,403
Utilities                                                                 6.7         2,532,660
Pharmaceuticals, Biotechnology & Life Sciences                            5.6         2,141,435
Transportation                                                            4.3         1,639,088
Media                                                                     2.7         1,040,314
Diversified Financials                                                    2.6           978,073
Consumer Services                                                         2.6           975,999
Consumer Durables & Apparel                                               2.2           825,893
Automobiles & Components                                                  2.1           808,325
Telecommunication Services                                                2.0           745,176
Household & Personal Products                                             2.0           740,923
Insurance                                                                 1.9           712,014
Real Estate                                                               1.8           665,083
Capital Goods                                                             1.4           544,268
Semiconductors & Semiconductor Equipment                                  1.4           519,394
Energy                                                                    1.4           515,260
Commercial Services & Supply                                              1.1           435,365
-----------------------------------------------------------------------------------------------
Total Value of Investments                                               90.6        34,292,750
Other Assets, Less Liabilities                                            9.4         3,573,287
-----------------------------------------------------------------------------------------------
Net Assets                                                              100.0%      $37,866,037
===============================================================================================


Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Debt securities may be priced based upon estimates of value furnished by a pricing service approved by the Trust's Board of Trustees ("the Board"). In formulating such estimates of value, the pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Fund's use of a pricing service to fair value foreign securities in the event of a significant fluctuation in the U.S. securities markets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  February 28, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  February 28, 2007